UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-04995

Sit U.S. Government Securities Fund, Inc.
(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:   March 31, 2006

Date of reporting period:   September 30, 2005

Item 1:   Reports to Stockholders

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-04032

Sit Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:   March 31, 2006

Date of reporting period:   September 30, 2005

Item 1:   Reports to Stockholders

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-04033

Sit Mutual Funds II, Inc.
(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:   March 31, 2006

Date of reporting period:   September 30, 2005

Item 1:   Reports to Stockholders

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-21447

Sit Mutual Funds Trust
(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:   March 31, 2006

Date of reporting period:   September 30, 2005

Item 1:   Reports to Stockholders

Sit Mutual Funds
Bond Funds
Semi-Annual Report

September 30, 2005

Money Market Fund

U.S. Government Securities Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Florida Tax-Free Income Fund

Sit Mutual Funds
BOND FUNDS SEMI-ANNUAL REPORT
TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

Sit Mutual Funds Six Months Ended September 30, 2005 Chairman’s Letter

Dear fellow shareholders:

        Short and intermediate interest rates rose, and longer-term rates fell during the 6 months ended September 30, 2005. The Federal Reserve raised the federal funds rate by 0.25% at each of its four meetings over the period, which left the rate target at 3.75% at the end of September. Market participants thought that the Fed might refrain from raising rates at its September 20th meeting, so it could assess the impact of the hurricanes. However, the Fed demonstrated its conviction to contain inflation by raising rates another 0.25% at that meeting. The Fed also indicated that it will continue to raise rates at a “measured pace”.

        Recent economic data have begun to show the effects of Hurricane Katrina. High energy costs are having an impact on consumer spending, particularly at lower income levels. Personal consumption expenditures dropped in the month of August, but the decline was mostly the result of a reduction in durable goods spending, which was boosted in July by vehicle sales incentives. The consumer will continue to play a large role in the economy, as two-thirds of GDP is comprised by the consumer sector. Real personal consumption for August was still up +3.5% year over year, but down from +4.5% in June.

        Employment, another determinant of future consumer spending, has remained healthy. Reported payrolls declined 8,000 in September, but would have increased around 200,000 after adjusting for hurricane-related payroll losses, in line with the prior twelve months’ average. Job creation has averaged 196,000 per month this year, on top of a strong 183,000 per month rate in 2004. In addition to strong employment, the latest measures of manufacturing activity have also been remarkably strong.

        With respect to pricing trends, as expected, higher energy prices are making their way into inflation measures. The Consumer Price Index (CPI) rose +0.5% for the second consecutive month in August as gasoline prices jumped +7.7%. Year over year the CPI is up +3.6%. There may be more to come in terms of higher energy prices, as the CPI and PPI inflation measures have not yet captured much of the effects of Hurricane Katrina. The Bureau of Labor Statistics stated that, “Over 90% of the prices for August were collected prior to August 29th, the date when Hurricane Katrina struck the Gulf Coast.” An early warning sign may be the ISM prices paid index, which surged again in September to 78.0 from 62.5 in August and 48.5 in July, as 60 percent of supply executives reported paying higher prices.

        The Congressional Budget Office (CBO) estimates that real GDP will grow about 0.5 percentage points slower over the second half of 2005 due to the hurricanes, with most of that slowing occurring in the third quarter. The CBO also anticipates that with private and government support for recovery and rebuilding, GDP growth will not be much affected in the fourth quarter. The CBO expects GDP to return to its previous trend by early 2006 and to accelerate subsequently as rebuilding raises overall economic activity.

        The cumulative budget deficit has been $352.6 billion through eleven months of fiscal year 2005, an $84.9 billion improvement over last year. However this year’s budget deficit improvement will likely be short lived. Congress has already approved more than $60 billion in emergency spending related to Hurricane Katrina, which could ultimately increase to $150 billion to $200 billion.

        In summary, based on a slightly weaker outlook for consumer spending in the third quarter, but a more optimistic viewpoint regarding other effects of the hurricanes on second half growth, we now expect +3.5% real GDP growth in the third quarter and +3.8% growth in the fourth quarter. Depending on the speed of the rebuilding process, we forecast stronger growth will emerge in 2006. Our full-year 2005 real GDP growth forecast remains approximately +3.6%, which compares with +4.2% in 2004.

Strategy Summary

        We expect the yield curve to continue to flatten, with short rates rising more than rates for longer maturities. It appears likely that the Fed will maintain its tightening stance as long as economic growth is solidly above +3.0% and signs of inflation are evident. It seems the Fed has discounted the effects of Hurricane Katrina as having a short-term impact and that it will continue its course of increasing rates at a “measured pace.” Fed policy is complicated by higher energy costs acting both as a drag on the economy, and a source of inflationary pressure. Because the CPI has edged higher to +3.6% year over year, we expect the Fed will raise its rate target a further +0.25% at two of the next three meetings (meetings in November, December and the end of January) to bring the Fed Funds target to 4.25%. By the March 28th, 2006 meeting, there should be more clarity on the direction of the economy, inflation, and the recovery efforts following the hurricanes. Long-term rates will likely move inversely with the direction of oil prices for the near term. Another factor weighing on the market is the uncertainty surrounding the appointment of Ben Bernanke, who will replace longtime Fed Chairman Alan Greenspan in early 2006.

        We continue to monitor these issues and invest accordingly. We are focusing on securities whose structures offer higher current yields at the expense of reduced price appreciation potential. The rise in interest rates should help slow refinancing activity in the mortgage sector, and the expectation of more stable prepayment rates should result in increased investor demand.

        Municipal portfolios also remain focused on securities that provide incremental yield, and remain defensively positioned with durations shorter than their benchmarks. We believe our focus on income will contribute to attractive relative returns, and as interest rates move higher, our short durations will allow us to reinvest at higher levels.

        Fixed income investments are an important component of a well-diversified long-term portfolio. We believe that the Sit bond funds, with their dual objectives of high income and stability of principal, offer an attractive risk/reward profile to complement equity holdings. We appreciate your continued interest and investment in Sit Mutual Funds and look forward to assisting you in achieving your long-term investment goals.

With best wishes,

Eugene C. Sit, CFA
Chairman and Chief Investment Officer

Sit Mutual Funds Six Months Ended September 30, 2005 Performance Summary – Bond Funds

        The U.S. Treasury yield curve continued to flatten during the six-month period as shorter maturity yields rose and longer maturity yields declined. The Federal Reserve increased its rate target by 25 basis points at each of its four meetings during the period, bringing the federal funds rate to 3.75%. Treasury bill yields rose more than 75 basis points during the period while 2-year Treasury yields rose only 39 basis points. 10-year and 30-year yields fell 16 and 19 basis points, respectively, as investors continued to react to long-term inflation expectations. As short-term rates and oil prices have continued to rise, long-term bondholders have reduced economic growth and long-term inflation expectations, leading to the decrease in long-term yields over the period.

        The flattening yield curve caused intermediate maturity taxable bonds to perform worse than longer maturity bonds. With regard to taxable market sectors, asset backed securities provided the worst returns, reflecting concerns about how a weaker economy and high energy costs could impact consumers and lead to higher delinquencies. There was little dispersion in returns among other sectors as Treasuries and corporates posted similar returns for the six-month period.

        The municipal yield curve flattened somewhat during the period as short yields increased only slightly and intermediate term and longer term yields dropped. Despite the flattening yield curve environment over the last year, the municipal yield curve remains quite positively sloped, with approximately 125 basis points greater yield differential between 2-year and 30-year maturity AAA general obligation issues than between comparable maturity Treasuries. Investors have continued to seek out yield, which drove demand for tobacco settlement revenue bonds, and other high yield bonds, making industrial development bonds the best performing sector over the past six months. The hospital sector was the next best performing sector, and housing bonds lagged.

        Fixed income funds remain defensively positioned, with durations shorter than respective benchmarks in anticipation of more attractive, higher-yielding reinvestment opportunities as interest rates move higher. Our focus on securities that provide high levels of income and relative price stability should continue to provide attractive relative returns in the months ahead.

	TOTAL RETURNS – CALENDAR YEAR
	1996	1997	1998	1999	2000	2001	2002	2003	2004	YTD 2005	30-Day SEC Yield as of 9/30/05		Distribution Rate (2)

Sit Money Market Fund	5.08%	5.22%	5.17%	4.79%	6.03%	3.67%	1.25%	0.65%	0.88%	1.87%	3.26	%(3)

Sit U.S. Gov’t. Securities Fund	4.99	8.19	6.52	1.37	9.15	8.56	5.79	1.19	3.35	1.93	4.07		3.74%

Sit Tax-Free Income Fund	5.69	9.87	6.29	-4.01	8.32	5.84	5.69	2.87	3.96	2.44	4.36	(4)	3.75

Sit Minnesota Tax-Free Income Fund	5.89	8.19	6.14	-3.82	8.09	5.85	7.06	4.42	3.68	3.40	4.31	(5)	4.21

Sit Florida Tax-Free Income Fund	—	—	—	—	—	—	—	—	2.58	2.36	4.18	(6)	3.06

3-Month U.S. Treasury Bill	5.27	5.32	5.01	4.88	6.16	3.50	1.67	1.03	1.41	2.26
Lehman Inter. Government Bond Index	4.06	7.72	8.49	0.49	10.47	8.42	9.64	2.29	2.33	1.08
Lehman 5-Year Municipal Bond Index	4.22	6.38	5.84	0.74	7.72	6.21	9.27	4.13	2.72	0.64

			Total Returns		Average Annual Total Returns for the Periods Ended September 30, 2005
	NASDAQ Symbol	Inception	Quarter Ended 9/30/05	Six Months Ended 9/30/05	1 Year	5 Years	10 Years	Since Inception

Sit Money Market Fund(1)	SNIXX	11/01/93	0.75%	1.37%	2.25%	1.97%	3.58%	3.72%

Sit U.S. Gov’t. Securities Fund	SNGVX	06/02/87	-0.17	1.80	2.45	4.83	5.37	6.81

Sit Tax-Free Income Fund	SNTIX	09/29/88	0.54	2.12	3.18	4.73	4.98	6.07

Sit Minnesota Tax-Free Income Fund	SMTFX	12/01/93	0.51	2.78	4.80	5.42	5.16	5.26

Sit Florida Tax-Free Income Fund	SFLIX	12/31/03	0.53	2.00	3.21	—	—	2.83

3-Month U.S. Treasury Bill		11/01/93	0.86	1.60	2.78	2.28	3.77	3.95
Lehman Inter. Government Bond Index		05/31/87	-0.52	1.77	1.31	5.51	5.78	6.99
Lehman 5-Year Municipal Bond Index		09/30/88	-0.10	1.81	1.45	5.13	4.96	6.02

(1)	Converted from Sit Investment Reserve Fund to Sit Money Market Fund on 11/1/93.
(2)	Based on the last 12 monthly distributions of net investment income and average NAV as of 9/30/05.
(3)	Figure represents 7-day compound effective yield. The 7-day simple yield as of 9/30/05 was 3.21%.
(4)	For individuals in the 25%, 28%, 33%, and 35% federal tax brackets, the federal tax equivalent yields are 5.81%, 6.06%, 6.51% and 6.71%, respectively (income subject to state tax, if any).
(5)

For Minnesota residents in the 25%, 28%, 33% and 35% federal tax brackets, the double exempt tax equivalent yields are 6.24%, 6.50%, 6.98% and 7.20%, respectively (assumes the maximum Minnesota tax bracket of 7.85%).

(6)	For individuals in the 25%, 28%, 33%, and 35% federal tax brackets, the tax equivalent yields are 5.57%, 5.81%, 6.24% and 6.43%, respectively (income subject to state tax, if any).

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains.

4	5

Sit Mutual Funds Average Annual Total Returns for Periods Ended December 31, 2004

The tables on the next page show the Funds’ average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2004. The index information is intended to permit you to compare each Fund’s performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds’ past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

Sit U. S. Government Securities Fund	1 Year	5 Years	10 Years
Return Before Taxes	3.4%	5.6%	6.0%
Return After Taxes on Distributions	2.1%	3.8%	3.9%
Return After Taxes on Distributions and Sale of Fund Shares	2.2%	2.9%	3.4%
Lehman Intermediate Government Bond Index	2.3%	6.6%	6.8%

Sit Tax-Free Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.0%	5.3%	5.6%
Return After Taxes on Distributions	4.0%	5.3%	5.6%
Return After Taxes on Distributions and Sale of Fund Shares	4.0%	5.2%	5.6%
Lehman 5-Year Municipal Bond Index	2.7%	6.0%	5.8%

Sit Minnesota Tax-Free Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	3.7%	5.8%	5.7%
Return After Taxes on Distributions	3.7%	5.8%	5.7%
Return After Taxes on Distributions and Sale of Fund Shares	3.9%	5.7%	5.6%
Lehman 5-Year Municipal Bond Index	2.7%	6.0%	5.8%

Sit Florida Tax-Free Income Fund	1 Year	5 Years	Since Inception*
Return Before Taxes	2.6%	n/a	2.6%
Return After Taxes on Distributions	2.6%	n/a	2.6%
Return After Taxes on Distributions and Sale of Fund Shares	2.6%	n/a	2.6%
Lehman 5-Year Municipal Bond Index	2.7%	n/a	2.7%

*Inception date 12/31/03.

Notes:
(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2)

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3)	Indices reflect no deduction for fees, expenses, or taxes.

Sit Money Market Fund Six Months Ended September 30, 2005 Michael C. Brilley, Senior Portfolio Manager Mark H. Book, CFA, Portfolio Manager

        The Sit Money Market Fund returned +1.37% for the six months ended September 30, 2005 compared to +1.60% for the 3-month U.S. Treasury Bill. As of September 30th, the Fund’s 7-day compound yield was 3.26% and its average maturity was 24 days.

        The Federal Reserve increased its rate target by 25 basis points at each of its four meetings during the period, bringing the federal funds rate to 3.75%. Market participants thought that the Fed might refrain from raising rates at its September 20th meeting, so it could assess the impact of the hurricanes. However, the Fed demonstrated its conviction to contain inflation by raising rates another 0.25% at that meeting. The Fed also indicated that it will continue to raise rates at a “measured pace.” Because inflation has begun to edge higher, we expect that the Federal Reserve will continue on the path of raising interest rates. We believe the Fed will most likely increase the federal funds target by 25 basis points at two of the next three FOMC meetings (meetings in November, December, and late January) to bring the target rate to 4.25%. By the March 28th, 2006 meeting, there should be more clarity on the direction of the economy, inflation, and the recovery efforts following the hurricanes.

        The Fund has maintained its average maturity near the short end of its customary 20-40 day range as the 3-Month Treasury Bill yield increased 77 basis points over the past six months. The Fund will maintain its rather short average maturity in anticipation of earning higher yields as the Fed continues to raise short-term rates. If the pace of tightening slows or ceases, we expect to extend the average maturity to the middle or longer end of its customary range. The Fund continues to invest in companies with top-tier credit quality.

INVESTMENT OBJECTIVE AND STRATEGY

        The objective of the Fund is to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in short-term debt instruments which mature in 397 days or less and by maintaining a dollar-weighted portfolio maturity of 90 days or less.

        An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

PORTFOLIO SUMMARY

Net Asset Value 9/30/05:	$1.00 Per Share
3/31/05:	$1.00 Per Share

Total Net Assets:	$58.6 Million

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market Index
3 Month**	0.75%	0.86%	0.73%
6 Month**	1.37	1.60	n/a
1 Year	2.25	2.78	2.11
5 Years	1.97	2.28	1.96
10 Years	3.58	3.77	3.54
Inception	3.72	3.95	3.67
(11/1/93)

CUMULATIVE TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market Index
1 Year	2.25%	2.78%	2.11%
5 Year	10.23	11.93	10.18
10 Year	42.14	44.82	41.61
Inception	54.49	58.78	53.70
(11/1/93)
*As of 9/30/05			**Not annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Money funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that a fund will maintain a $1 share value. Yield fluctuates. Past performance is not a guarantee of future results. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the 3-Month U.S. Treasury Bill. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

GROWTH OF $10,000

The sum of $10,000 invested at inception (11/1/93) and held until 9/30/05 would have grown to $15,449 in the Fund or $15,878 in the 3-Month U.S. Treasury Bill assuming reinvestment of all dividends and capital gains.

Sit Money Market Maturity Ranges

Sit Money Market Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Commercial Paper (95.8%)(2) Asset-Backed (16.6%)
	Daimler-Chrysler Auto Conduit:
1,163,000	3.62%, 10/11/2005	1,161,831
1,400,000	3.78%, 10/19/2005	1,397,354
2,500,000	FCAR Owner Trust Series I,
	3.79%, 11/9/2005	2,489,735
2,200,000	Mortgage Interest Networking Trust,
	3.67%, 10/18/2005	2,196,187
	New Center Asset Trust:
1,100,000	3.73%, 10/17/2005	1,098,176
1,405,000	3.73%, 10/20/2005	1,402,234

		9,745,517

Captive Auto Finance (4.2%)
2,500,000	Toyota Motor Credit Corp.,
	3.77%, 11/14/2005	2,488,481

Captive Equipment Finance (4.3%)
2,500,000	Caterpillar Financial Services Corp.,
	3.70%, 10/11/2005	2,497,431

Communications (7.3%)
2,200,000	Bellsouth Corp.,
	3.56%, 10/7/2005	2,198,695
2,100,000	Verizon Global Funding Corp.,
	3.64%, 10/12/2005 (5)	2,097,664

		4,296,359

Consumer Durables (3.8%)
	American Honda Finance:
1,100,000	3.56%, 10/5/2005	1,099,565
1,100,000	3.61%, 10/25/2005	1,097,353

		2,196,918

Consumer Loan Finance (7.3%)
2,100,000	American Express Credit Corp.,
	3.67%, 10/31/2005	2,093,577
2,200,000	American General Financial Corp.,
	3.64%, 10/24/2005	2,194,884

		4,288,461

Consumer Non-Durables (12.3%)
	Coca Cola Co.:
1,350,000	3.56%, 10/17/2005	1,347,864
850,000	3.58%, 11/1/2005	847,380
2,500,000	Coca Cola Enterprises,
	3.75%, 10/5/2005 (5)	2,498,958

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Procter & Gamble:
1,200,000	3.49%, 10/19/2005	1,197,906
1,300,000	3.72%, 11/16/2005	1,293,821

		7,185,929

Consumer Servives (3.2%)
1,891,000	United Parcel Service,
	3.50%, 10/3/2005	1,890,632

Diversified Finance (12.2%)
2,500,000	CIT Group Holdings,
	3.83%, 12/7/2005	2,482,180
2,500,000	GE Capital Corp.,
	3.73%, 11/14/2005	2,488,603
2,200,000	GE Capital Services,
	3.66%, 10/26/2005	2,194,408

		7,165,191

Energy (4.3%)
2,500,000	Chevron Texaco Funding Corp.,
	3.70%, 10/28/2005	2,493,063

Financial Services (7.2%)
2,500,000	Citigroup, Inc.,
	3.70%, 10/21/2005	2,494,861
	UBS Finance Corp.:
1,200,000	3.61%, 10/14/2005	1,198,436
556,000	3.70%, 10/19/2005	554,971

		4,248,268

Health Technology (3.8%)
2,200,000	Pfizer, Inc.,
	3.56%, 10/6/2005 (5)	2,198,912

Insurance (1.4%)
800,000	American Family Financial,
	3.72%, 11/23/2005	795,619

Producer Manuafactoring (4.2%)
	Siemens Capital:
1,100,000	3.58%, 10/13/2005	1,098,687
1,400,000	3.80%, 11/28/2005	1,391,429

		2,490,116

Retail Trade (3.7%)
2,200,000	Wal-Mart Stores, Inc.,
	3.65%, 11/10/2005	2,191,078

See accompanying notes to portfolios of investments on page 62.

Quantity ($)	Name of Issuer	Market Value ($)(1)

Total Commercial Paper (cost: $56,171,975)		56,171,975

U.S. Government Securities (4.5%)(2)
2,613,000	FHLMC Discount Note, 3.2%, 10/3/05	2,612,535

Total U.S. Government Securities (cost: $2,612,535)		2,612,535

Total investments in securities (cost:$58,784,510)(7)		$58,784,510

Sit U.S. Government Securities Fund Six Months Ended September 30, 2005 Senior Portfolio Managers, Michael C. Brilley and Bryce A. Doty, CFA Portfolio Manager, Mark H. Book, CFA

        The Sit U.S. Government Securities Fund provided investors with a +1.80% return during the past six months while the Lehman Intermediate Government Bond Index returned +1.77%. The Fund’s 30-day SEC yield was 4.07% and its 12-month distribution rate was 3.74%.

        The yield curve flattened during the period as the Federal Reserve continued raising short-term interest rates. The Fed increased its federal funds target level 0.25% to 3.75% on September 20, 2005. This was the eleventh consecutive 0.25% increase since June of last year, when the Fed began raising its target rate. Despite the higher short-term rates, longer maturity U.S. Treasury yields declined, reflecting the market’s belief that the Fed’s actions will be successful in containing inflation. As a result, longer maturity securities performed better than shorter maturity securities. The Fund’s allocation to U.S. Treasuries was the strongest performing sector, as it had a longer average maturity than the other sectors. The Fund’s collateralized mortgage obligations (CMO’s) also outperformed the benchmark as this sector generated higher levels of income than the benchmark. Despite the high levels of income generated by the agency mortgage pass-throughs, the returns from this sector just matched that of the benchmark.

        The bond market has recently been driven by oil prices and the Fed. While higher energy costs resulting from the recent hurricanes have produced significant inflationary pressures, data suggests that the economy continues to grow at relatively strong levels. We expect that this combination of economic growth and higher inflation will result in higher interest rates overall, with shorter term rates rising faster than longer term rates. Within this interest rate environment, we continue to emphasize securities that provide both high levels of income and low levels of price sensitivity to changes in interest rates. Within the Fund, we accomplish this focus through ownership of high coupon mortgage pass-through securities, as has consistently been the case since the Fund’s inception. These securities continue to provide a strong track record of providing attractive income return regardless of changes in underlying interest rates.

INVESTMENT OBJECTIVE AND STRATEGY

        The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issues, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.

        Agency mortgage securities and U.S. Treasury securities will be the principal holdings in the Fund. The mortgage securities that the Fund will purchase consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Asociation (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

PORTFOLIO SUMMARY

Net Asset Value 9/30/05:	$10.61 Per Share
3/31/05:	$10.62 Per Share
Total Net Assets:	$262.9 Million
30-day SEC Yield:	4.07%
12-Month Distribution Rate:	3.74%
Average Maturity:	20.7 Years
Effective Duration:	2.9 Years(1)

(1) Effective duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1.0%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Effective duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit U.S. Gov’t. Securities Fund	Lehman Inter. Gov’t. Bond Index	Lipper U.S. Gov’t. Fund Index
3 Month**	-0.17%	-0.52%	-0.63%
6 Month**	1.80	1.77	n/a
1 Year	2.45	1.31	2.72
5 Year	4.83	5.51	5.66
10 Year	5.37	5.78	5.55
Inception	6.81	6.99	6.59
(6/2/87)

CUMULATIVE TOTAL RETURNS*

	Sit U.S. Gov't. Securities Fund	Lehman Inter. Gov't. Bond Index	Lipper U.S. Gov't. Fund Index
1 Year	2.45%	1.31%	2.72%
5 Year	26.63	30.76	31.71
10 Year	68.74	75.46	71.59
Inception	234.84	245.70	222.60
(6/2/87)
*As of 9/30/05			**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman Intermediate Government Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

GROWTH OF $10,000

The sum of $10,000 invested at inception (6/2/87) and held until 9/30/05 would have grown to $33,484 in the Fund or $34,570 in the Lehman Intermediate Government Bond Index assuming reinvestment of all dividends and capital gains.

ESTIMATED AVERAGE LIFE PROFILE

Sit U.S. Government Securities Fund September 30, 2005 Portfolio of Investments (Unaudited)

Mortgage Pass-Through Securities (62.7%) (2)
   Federal Home Loan Mortgage Corporation (17.6%):

Par ($)	Coupon	Maturity	Market Value ($)(1)
2,322,357	3.08%	5/1/2034	2,277,312
65,889	5.50%	8/1/2017	67,445
283,288	6.38%	12/1/2026	289,667
79,215	6.38%	8/1/2027	81,536
137,994	6.38%	12/1/2027	142,037
739,830	6.50%	8/1/2029	760,822
128,033	7.00%	7/1/2024	134,409
85,570	7.00%	2/1/2029	89,800
1,927,495	7.00%	10/1/2031	2,014,433
4,627,207	7.00%	7/1/2032	4,834,561
438,683	7.38%	12/17/2024	468,916
101,102	7.50%	10/1/2012	105,811
67,210	7.50%	4/1/2021	71,322
214,679	7.50%	5/1/2026	227,587
38,986	7.50%	2/1/2027	41,414
193,614	7.50%	4/1/2027	205,672
1,483,523	7.50%	7/1/2029	1,572,720
210,764	7.50%	3/1/2030	223,436
1,664,363	7.50%	1/1/2031	1,764,606
1,894,225	7.50%	10/1/2031	2,017,941
214,812	7.50%	2/1/2032	227,728
3,348,374	7.50%	4/1/2032	3,549,695
2,283,610	7.50%	7/1/2032	2,421,219
97,042	8.00%	10/1/2016	103,787
742,579	8.00%	12/1/2016	793,427
43,837	8.00%	5/1/2017	46,683
545,876	8.00%	12/1/2023	579,574
229,809	8.00%	7/1/2024	245,790
261,942	8.00%	9/1/2024	280,159
452,754	8.00%	9/15/2024	481,739
163,711	8.00%	11/1/2025	174,982
91,940	8.00%	12/1/2026	98,187
119,895	8.00%	1/1/2027	128,161
138,855	8.00%	10/1/2027	148,435
1,618,252	8.00%	10/17/2027	1,723,236
147,924	8.00%	1/1/2028	158,123
75,738	8.00%	7/1/2028	80,765
293,117	8.00%	6/1/2030	313,061
130,948	8.00%	11/1/2030	139,696
172,456	8.00%	11/1/2030	183,976
153,414	8.00%	2/1/2032	163,593
35,458	8.25%	12/1/2008	36,544
52,736	8.25%	12/1/2017	56,732
351,555	8.50%	1/1/2016	377,145
662,023	8.50%	5/1/2016	710,737
7,574	8.50%	1/1/2017	8,194
83,393	8.50%	5/1/2017	90,218
Par ($)	Coupon	Maturity	Market Value ($)(1)
160,693	8.50%	10/1/2019	174,520
189,838	8.50%	8/1/2023	205,455
21,296	8.50%	7/1/2024	23,200
92,623	8.50%	1/1/2025	100,395
130,015	8.50%	4/1/2025	140,924
91,194	8.50%	5/1/2025	98,846
40,768	8.50%	6/1/2025	44,188
58,088	8.50%	10/1/2026	63,288
616,778	8.50%	12/1/2029	668,531
521,900	8.50%	8/1/2030	568,592
23,360	8.50%	12/1/2030	25,402
852,360	8.50%	2/1/2031	923,880
162,340	8.50%	4/1/2031	176,320
24,840	8.50%	8/1/2031	26,979
33,660	8.75%	1/1/2017	35,698
16,917	9.00%	5/1/2009	17,654
7,136	9.00%	6/1/2009	7,810
25,353	9.00%	7/1/2009	26,458
30,072	9.00%	7/1/2009	31,414
84,864	9.00%	12/1/2009	88,564
18,666	9.00%	10/1/2013	20,072
163,646	9.00%	11/1/2015	179,175
13,484	9.00%	5/1/2016	14,622
320,457	9.00%	5/1/2016	350,867
99,265	9.00%	7/1/2016	107,643
91,858	9.00%	10/1/2016	98,947
22,019	9.00%	11/1/2016	23,878
15,575	9.00%	1/1/2017	16,867
10,485	9.00%	1/1/2017	11,370
172,160	9.00%	2/1/2017	186,690
20,292	9.00%	2/1/2017	22,004
51,964	9.00%	2/1/2017	54,665
7,095	9.00%	4/1/2017	7,616
63,752	9.00%	4/1/2017	64,908
36,046	9.00%	6/1/2017	39,176
30,772	9.00%	6/1/2017	33,400
7,847	9.00%	9/1/2017	8,528
92,884	9.00%	10/1/2017	100,949
60,644	9.00%	6/1/2018	65,213
194,044	9.00%	6/1/2019	209,927
22,445	9.00%	10/1/2019	24,271
86,927	9.00%	10/1/2019	94,844
97,132	9.00%	10/1/2019	105,980
404,377	9.00%	3/1/2020	439,515
207,035	9.00%	9/1/2020	216,796
505,297	9.00%	6/1/2021	535,265
28,465	9.00%	7/1/2021	31,182
84,835	9.00%	7/1/2021	92,774
55,185	9.00%	10/1/2021	58,311

Par ($)	Coupon	Maturity	Market Value ($)(1)
33,391	9.00%	3/1/2022	36,374
71,346	9.00%	4/1/2025	77,364
241,353	9.00%	11/1/2025	265,863
1,268,612	9.00%	5/1/2031	1,400,067
10,769	9.25%	7/1/2008	11,301
26,325	9.25%	8/1/2008	27,626
14,725	9.25%	8/1/2009	15,304
63,764	9.25%	7/1/2010	64,989
25,697	9.25%	3/1/2011	26,680
42,051	9.25%	6/1/2016	45,918
20,939	9.25%	3/1/2017	22,864
367,778	9.25%	2/1/2018	394,129
16,397	9.25%	1/1/2019	17,023
94,517	9.25%	3/1/2019	101,800
165,281	9.25%	3/1/2019	175,365
1,550	9.50%	10/1/2005	1,550
37,349	9.50%	10/1/2008	39,301
60,533	9.50%	2/1/2010	63,622
25,358	9.50%	5/1/2010	25,509
21,672	9.50%	6/1/2010	22,778
21,672	9.50%	1/1/2011	23,323
135,676	9.50%	6/1/2011	141,481
37,861	9.50%	6/1/2016	41,569
10,300	9.50%	7/1/2016	11,309
14,748	9.50%	9/1/2016	15,700
46,720	9.50%	10/1/2016	51,296
80,148	9.50%	6/1/2017	88,258
41,323	9.50%	9/1/2017	45,444
49,276	9.50%	4/1/2018	54,393
13,519	9.50%	10/1/2018	14,887
132,091	9.50%	12/1/2018	144,937
11,554	9.50%	6/1/2019	12,300
424,663	9.50%	6/17/2019	465,382
110,606	9.50%	7/1/2020	119,312
50,901	9.50%	8/1/2020	55,851
3,283	9.50%	9/1/2020	3,612
242,877	9.50%	8/1/2021	266,937
1,590,620	9.50%	12/17/2021	1,750,064
11,886	9.75%	12/1/2008	12,495
40,950	9.75%	12/1/2008	43,049
51,052	9.75%	11/1/2009	53,669
15,793	9.75%	6/1/2011	16,603
288,880	9.75%	12/1/2016	312,737
43,584	9.75%	6/1/2017	48,150
263,154	9.75%	12/1/2017	288,899
16,000	9.85%	5/1/2016	17,660
67,043	10.00%	11/1/2010	70,671
65,254	10.00%	11/1/2011	72,953
240,645	10.00%	6/1/2020	271,203
Par ($)	Coupon	Maturity	Market Value ($)(1)
206,628	10.00%	9/1/2020	230,535
142,213	10.00%	3/1/2021	156,919
66,536	10.00%	10/1/2021	73,113
24,483	10.25%	6/1/2010	26,131
36,216	10.25%	2/1/2017	38,654
61,293	10.29%	9/1/2016	66,053
62,222	10.50%	10/1/2013	68,382
109,637	10.50%	5/1/2014	117,404
28,794	10.50%	9/1/2015	32,012
24,425	10.50%	1/1/2019	27,535
466,569	10.50%	6/1/2019	520,345
868	10.50%	7/1/2020	979
9,368	11.00%	12/1/2011	10,316
42,916	11.00%	6/1/2015	46,846
42,578	11.00%	2/1/2016	46,997
20,567	11.00%	5/1/2019	22,381
48,337	11.00%	7/1/2019	53,820
13,105	11.25%	10/1/2009	14,146
45,843	11.25%	8/1/2011	50,258
27,852	13.00%	5/1/2017	31,195

			46,360,198

Federal National Mortgage Association (30.9%):

Par ($)	Coupon	Maturity	Market Value ($)(1)
2,252,962	4.03%	4/1/2033	2,229,680
4,680,872	5.00%	11/1/2010	4,705,606
78,490	5.76%	3/1/2033	79,268
858,788	6.00%	9/1/2017	886,756
31,963	6.49%	3/1/2019	32,310
91,853	6.49%	2/1/2032	94,620
74,279	6.49%	4/1/2032	76,516
65,202	6.91%	11/1/2026	68,657
218,497	6.91%	8/1/2027	230,076
504,746	6.95%	8/1/2021	521,788
270,064	7.00%	7/1/2026	282,673
127,778	7.00%	3/1/2027	134,004
24,963	7.00%	4/1/2027	26,403
501,769	7.00%	5/1/2028	525,195
862,195	7.00%	1/1/2029	902,448
2,617,777	7.00%	11/1/2029	2,741,107
493,309	7.00%	2/1/2032	516,340
103,762	7.00%	5/1/2032	108,614
489,267	7.00%	6/1/2032	514,459
1,897,284	7.00%	6/1/2032	1,986,009
192,320	7.00%	7/1/2032	201,314
688,446	7.00%	9/1/2032	720,641
344,768	7.00%	10/1/2032	360,904
492,912	7.00%	11/1/2032	515,924
329,584	7.00%	11/1/2032	344,971

See accompanying notes to portfolios of investments on page 62.

Sit U.S. Government Securities Fund September 30, 2005 Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity	Market Value ($)(1)
1,406,244	7.00%	4/1/2034	1,471,897
576,575	7.50%	11/1/2012	584,900
741,937	7.50%	3/1/2016	787,992
1,215,517	7.50%	6/1/2022	1,287,481
1,680,094	7.50%	10/1/2022	1,777,959
461,713	7.50%	9/1/2023	488,608
1,186,353	7.50%	5/1/2024	1,255,458
431,460	7.50%	6/1/2025	457,730
4,977	7.50%	3/1/2027	5,278
16,663	7.50%	9/1/2027	17,839
1,217,013	7.50%	5/1/2029	1,287,904
86,979	7.50%	11/1/2029	92,296
32,324	7.50%	1/1/2030	34,213
355,211	7.50%	1/1/2031	375,902
979,686	7.50%	1/1/2031	1,037,613
303,545	7.50%	10/1/2031	321,255
236,550	7.50%	3/1/2032	250,339
695,230	7.50%	6/1/2032	738,397
966,352	7.50%	12/1/2034	1,022,642
1,209,205	7.54%	6/1/2016	1,311,987
1,302,703	7.87%	12/15/2025	1,391,206
64,867	8.00%	8/1/2009	67,682
281,190	8.00%	4/1/2016	301,466
76,290	8.00%	11/1/2016	81,804
64,447	8.00%	6/1/2018	67,420
615,786	8.00%	7/1/2021	659,998
215,509	8.00%	1/1/2022	230,917
24,978	8.00%	2/1/2023	26,727
124,211	8.00%	5/1/2023	132,695
80,028	8.00%	9/1/2023	85,583
522,000	8.00%	7/1/2024	558,372
189,837	8.00%	8/1/2024	203,488
24,269	8.00%	4/1/2025	26,009
151,735	8.00%	6/1/2027	162,617
97,968	8.00%	7/1/2027	104,971
489,050	8.00%	9/1/2027	523,893
160,536	8.00%	9/1/2027	172,540
52,879	8.00%	10/1/2027	56,681
251,322	8.00%	6/1/2028	268,906
217,602	8.00%	9/1/2028	232,827
971,169	8.00%	5/1/2029	1,038,058
207,709	8.00%	9/1/2029	223,034
67,088	8.00%	12/1/2029	71,547
18,650	8.00%	2/1/2030	19,979
271,626	8.00%	2/1/2031	290,418
561,493	8.00%	2/1/2031	600,166
280,173	8.00%	3/1/2031	301,918
758,433	8.00%	12/1/2031	810,670
141,536	8.00%	3/1/2032	150,488
Par ($)	Coupon	Maturity	Market Value ($)(1)
1,098,847	8.00%	9/1/2032	1,177,385
474,078	8.00%	8/1/2034	506,730
54,793	8.25%	4/1/2022	58,688
974,246	8.29%	7/20/2030	1,060,528
778,852	8.33%	7/15/2020	863,208
400,109	8.38%	7/20/2028	435,155
3,959,015	8.45%	5/31/2035	4,324,356
6,755	8.50%	8/1/2006	6,872
69,146	8.50%	11/1/2010	72,738
545,903	8.50%	9/1/2013	556,529
722,400	8.50%	2/1/2016	774,077
38,020	8.50%	4/1/2017	41,041
133,096	8.50%	6/1/2017	135,893
38,916	8.50%	9/1/2017	41,524
141,085	8.50%	8/1/2018	153,489
410,656	8.50%	5/1/2022	444,106
145,064	8.50%	7/1/2022	158,577
81,149	8.50%	11/1/2023	88,336
19,655	8.50%	5/1/2024	21,527
217,317	8.50%	2/1/2025	235,018
64,950	8.50%	9/1/2025	70,603
477,828	8.50%	12/1/2025	520,269
317,201	8.50%	1/1/2026	345,424
479,845	8.50%	1/1/2026	522,539
236,499	8.50%	7/1/2026	254,828
459,473	8.50%	9/1/2026	500,284
1,173,983	8.50%	11/1/2026	1,278,580
42,993	8.50%	12/1/2026	46,824
247,390	8.50%	5/1/2027	269,363
340,665	8.50%	6/1/2027	370,975
774,725	8.50%	11/1/2028	843,781
1,358,499	8.50%	12/1/2028	1,479,535
265,454	8.50%	12/1/2029	289,033
393,522	8.50%	1/1/2030	424,028
73,190	8.50%	8/1/2030	78,863
28,580	8.50%	11/1/2030	31,075
174,843	8.50%	11/1/2030	188,169
87,169	8.50%	12/1/2030	94,778
22,197	8.50%	1/1/2031	23,906
164,682	8.50%	6/1/2032	179,334
463,851	8.52%	9/15/2030	503,277
158,412	8.87%	12/15/2025	176,452
128,614	9.00%	1/1/2009	135,109
49,882	9.00%	5/1/2009	51,821
25,502	9.00%	5/1/2009	26,633
89,506	9.00%	5/1/2009	92,671
59,269	9.00%	5/1/2009	61,899
17,347	9.00%	4/1/2010	18,278
69,286	9.00%	3/1/2011	73,365

Par ($)	Coupon	Maturity	Market Value ($)(1)
170,834	9.00%	8/1/2016	185,378
180,595	9.00%	11/1/2016	195,970
15,250	9.00%	6/1/2017	15,547
71,807	9.00%	6/1/2017	77,722
17,328	9.00%	7/1/2017	18,755
38,841	9.00%	9/1/2017	42,331
65,603	9.00%	12/1/2017	71,008
42,665	9.00%	2/1/2018	46,499
12,881	9.00%	9/1/2019	13,572
24,411	9.00%	10/1/2019	25,366
80,630	9.00%	12/15/2019	87,337
74,288	9.00%	3/1/2021	80,408
3,797	9.00%	9/1/2021	4,158
65,607	9.00%	4/1/2025	72,133
353,882	9.00%	6/15/2025	387,501
499,939	9.00%	11/1/2025	544,689
39,512	9.00%	12/1/2026	42,503
269,933	9.00%	5/1/2027	293,501
68,488	9.00%	5/1/2030	75,357
146,318	9.00%	8/15/2030	160,589
48,403	9.00%	11/1/2030	53,367
95,195	9.00%	4/1/2031	104,877
87,578	9.00%	6/1/2031	96,528
29,894	9.00%	7/1/2031	32,480
65,970	9.25%	10/1/2009	69,294
29,869	9.25%	7/1/2010	31,648
3,633	9.25%	4/1/2012	3,659
56,773	9.25%	10/1/2016	62,021
64,769	9.25%	12/1/2016	70,757
187,900	9.25%	2/1/2017	204,713
6,766	9.25%	3/1/2017	7,392
347,482	9.34%	8/20/2027	395,492
21,730	9.50%	9/1/2008	22,201
69,082	9.50%	12/1/2009	73,344
16,480	9.50%	1/1/2011	17,358
15,015	9.50%	10/1/2013	16,074
21,944	9.50%	5/1/2014	22,419
6,600	9.50%	4/1/2016	7,066
80,967	9.50%	4/1/2016	87,189
32,339	9.50%	9/1/2016	35,522
35,175	9.50%	9/1/2017	36,981
90,779	9.50%	11/1/2018	100,868
64,166	9.50%	12/1/2018	70,689
49,605	9.50%	5/1/2019	55,255
78,101	9.50%	10/1/2019	86,014
58,123	9.50%	12/1/2019	64,342
1,050,929	9.50%	3/1/2020	1,145,512
27,622	9.50%	3/1/2020	29,909
91,830	9.50%	6/1/2020	102,036
Par ($)	Coupon	Maturity	Market Value ($)(1)
176,164	9.50%	9/1/2020	195,010
186,816	9.50%	9/1/2020	205,860
205,039	9.50%	10/15/2020	224,486
185,586	9.50%	12/15/2020	204,255
38,558	9.50%	12/15/2020	42,306
63,189	9.50%	3/1/2021	70,004
50,454	9.50%	4/15/2021	55,741
207,216	9.50%	7/1/2021	226,955
218,290	9.50%	4/1/2025	240,481
296,226	9.50%	4/1/2025	330,317
561,654	9.50%	11/1/2025	624,809
365,722	9.50%	3/1/2026	407,812
446,794	9.50%	9/1/2026	498,213
344,264	9.50%	10/1/2026	384,262
102,579	9.50%	8/1/2030	113,946
1,765,205	9.55%	8/20/2025	1,945,866
158,806	9.75%	1/15/2013	173,589
124,211	9.75%	1/1/2021	137,991
317,876	9.75%	10/1/2021	355,654
327,873	9.75%	4/1/2025	366,839
8,468	10.00%	3/1/2011	8,936
67,570	10.00%	5/1/2011	71,992
113,573	10.00%	7/1/2013	121,379
84,971	10.00%	6/1/2014	88,530
730,477	10.00%	2/1/2015	803,451
888,300	10.00%	3/1/2015	992,616
75,892	10.00%	11/1/2016	83,792
43,708	10.00%	3/1/2018	48,367
468,319	10.00%	7/1/2019	515,104
63,545	10.00%	9/1/2019	70,676
92,132	10.00%	12/1/2019	100,015
209,797	10.00%	6/1/2020	234,442
16,753	10.00%	11/1/2020	18,805
37,089	10.00%	1/1/2021	41,802
26,641	10.00%	2/1/2021	29,564
189,535	10.00%	10/1/2021	211,225
96,018	10.00%	5/1/2022	108,219
159,638	10.00%	5/1/2022	177,152
121,246	10.00%	1/1/2024	135,121
653,859	10.00%	2/1/2028	733,382
171,426	10.00%	7/1/2028	192,444
338,989	10.25%	8/15/2013	371,518
11,803	10.50%	5/1/2009	12,512
45,525	10.50%	5/1/2015	49,057
287,778	10.50%	1/1/2016	323,403
91,344	10.50%	12/1/2017	102,587
16,690	10.75%	11/1/2010	17,764
5,714	11.00%	4/1/2014	6,353
41,282	11.00%	8/1/2015	44,592

See accompanying notes to portfolios of investments on page 62.

Sit U.S. Government Securities Fund September 30, 2005 Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity	Market Value ($)(1)

20,548	11.00%	4/1/2017	22,323
472,241	11.27%	8/15/2020	524,612
295,485	11.75%	10/20/2022	336,849

			81,331,837

Government National Mortgage Association (14.2%) (3):

Par ($)	Coupon	Maturity	Market Value ($)(1)
242,837	5.76%	3/20/2033	246,234
112,570	5.76%	3/20/2033	114,145
84,041	5.76%	3/20/2033	85,217
117,677	5.76%	5/20/2033	119,324
447,431	5.76%	5/20/2033	453,691
109,935	5.76%	6/20/2033	111,473
96,195	5.76%	6/20/2033	97,541
75,375	6.00%	9/15/2018	77,233
84,176	6.05%	3/20/2033	86,040
340,083	6.25%	5/15/2013	352,088
236,660	6.38%	12/15/2027	246,014
307,443	6.38%	4/15/2028	319,533
165,448	6.49%	9/20/2031	171,319
345,030	6.49%	11/20/2031	357,273
49,854	6.49%	12/20/2031	51,623
360,121	6.49%	4/20/2032	372,790
75,941	6.49%	6/20/2032	78,612
56,303	6.49%	6/20/2032	58,284
89,802	6.49%	12/20/2032	92,962
2,732,342	6.50%	5/15/2023	2,843,018
40,624	6.57%	9/20/2032	42,054
116,731	6.57%	11/20/2032	120,840
84,944	6.57%	12/20/2032	87,934
179,884	6.57%	1/20/2033	186,188
85,514	6.57%	3/20/2033	88,511
131,524	6.75%	9/15/2015	138,732
68,243	6.75%	8/15/2028	71,407
465,137	6.75%	8/15/2028	486,704
227,710	6.75%	6/15/2029	238,123
135,956	6.75%	6/15/2029	142,173
618,025	6.91%	7/20/2026	647,260
38,998	7.00%	9/20/2016	40,954
513,061	7.00%	2/15/2028	539,455
396,822	7.00%	1/15/2030	417,402
400,022	7.00%	1/15/2031	420,717
417,519	7.00%	10/15/2031	438,998
788,808	7.00%	11/15/2032	829,546
29,067	7.05%	2/15/2023	30,748
45,359	7.25%	8/15/2010	47,303
107,205	7.25%	10/15/2028	113,297
67,994	7.27%	7/20/2022	71,950
461,140	7.38%	3/15/2031	463,183
Par ($)	Coupon	Maturity	Market Value ($)(1)
8,712	7.50%	3/15/2007	8,926
130,502	7.50%	5/15/2016	139,946
396,300	7.50%	12/15/2022	423,684
831,117	7.50%	2/15/2027	883,983
73,369	7.55%	7/20/2022	77,344
168,216	7.55%	10/20/2022	177,329
110,083	7.65%	10/20/2021	116,335
107,252	7.65%	7/20/2022	113,341
212,719	7.75%	6/15/2020	226,407
271,369	7.75%	7/15/2020	288,831
297,173	7.75%	8/15/2020	316,295
217,759	7.75%	8/15/2020	231,771
112,393	7.75%	11/15/2020	119,625
601,618	7.75%	10/15/2022	646,063
2,735	7.90%	11/20/2020	2,908
46,600	7.90%	1/20/2021	49,548
38,627	7.90%	1/20/2021	41,070
31,043	7.90%	4/20/2021	33,007
224,125	7.95%	2/15/2020	239,691
91,031	7.99%	2/20/2021	97,002
63,401	7.99%	4/20/2021	67,559
161,834	7.99%	7/20/2021	172,449
164,331	7.99%	9/20/2021	175,109
108,854	7.99%	10/20/2021	115,994
247,320	7.99%	1/20/2022	263,562
458,620	7.99%	6/20/2022	488,739
37,327	8.00%	10/15/2012	39,721
783,679	8.00%	10/15/2014	840,016
91,584	8.00%	5/15/2016	98,709
285,030	8.00%	6/15/2016	307,205
143,621	8.00%	9/15/2016	154,794
138,124	8.00%	11/20/2016	146,867
99,345	8.00%	7/15/2017	106,370
48,330	8.00%	7/20/2023	51,516
24,412	8.00%	8/15/2023	26,143
48,227	8.00%	12/20/2023	51,405
18,335	8.00%	2/20/2024	19,546
173,916	8.00%	2/20/2026	185,592
37,330	8.00%	12/15/2026	40,022
34,069	8.00%	12/20/2026	36,356
284,601	8.00%	4/15/2028	304,620
53,159	8.00%	4/15/2028	56,959
53,690	8.00%	9/15/2029	57,515
279,416	8.10%	5/20/2019	301,161
68,167	8.10%	6/20/2019	73,472
134,079	8.10%	7/20/2019	144,513
86,737	8.10%	9/20/2019	93,487
177,835	8.10%	9/20/2019	191,675
87,171	8.10%	10/20/2019	93,955

Par ($)	Coupon	Maturity	Market Value ($)(1)
122,671	8.10%	1/20/2020	132,417
79,804	8.10%	4/20/2020	86,144
136,039	8.10%	7/20/2020	146,846
152,750	8.25%	12/15/2011	163,358
36,386	8.25%	1/15/2012	39,095
60,728	8.25%	8/15/2015	65,943
533,827	8.25%	4/15/2019	579,588
187,064	8.25%	2/15/2020	203,414
20,150	8.25%	4/15/2027	21,783
87,018	8.25%	6/15/2027	94,069
93,098	8.38%	10/15/2019	101,370
157,415	8.40%	2/15/2019	171,525
33,615	8.40%	4/15/2019	36,628
125,795	8.40%	6/15/2019	137,071
43,259	8.40%	9/15/2019	47,137
58,951	8.40%	9/15/2019	64,235
58,595	8.40%	2/15/2020	63,950
46,361	8.50%	12/15/2011	49,793
168,701	8.50%	1/15/2012	182,098
35,249	8.50%	4/15/2015	38,482
72,744	8.50%	4/15/2015	79,416
215,953	8.50%	9/15/2016	236,450
186,838	8.50%	1/15/2017	205,097
143,380	8.50%	12/15/2021	157,112
18,746	8.50%	7/20/2022	20,489
130,922	8.50%	10/20/2022	143,094
61,363	8.50%	9/20/2024	67,208
132,730	8.50%	3/20/2025	145,340
311,813	8.50%	12/20/2026	338,118
26,934	8.50%	8/15/2030	29,261
59,013	8.60%	5/15/2018	63,811
98,083	8.60%	6/15/2018	106,058
78,113	8.63%	10/15/2018	84,391
3,819	8.75%	5/15/2006	3,889
4,038	8.75%	5/15/2006	4,112
7,536	8.75%	10/15/2006	7,674
12,612	8.75%	11/15/2006	12,843
9,064	8.75%	2/15/2007	9,543
3,961	8.75%	3/15/2007	4,170
39,633	8.75%	11/15/2009	42,461
49,253	8.75%	6/15/2011	53,315
208,186	8.75%	11/15/2011	225,357
44,760	8.75%	12/15/2011	48,452
8,825	9.00%	4/15/2006	8,995
12,320	9.00%	4/15/2006	12,558
7,938	9.00%	5/15/2006	8,092
15,346	9.00%	5/15/2006	15,643
5,958	9.00%	6/15/2006	6,073
50,775	9.00%	6/15/2006	51,758
Par ($)	Coupon	Maturity	Market Value ($)(1)
30,024	9.00%	7/15/2006	30,605
5,719	9.00%	10/15/2006	5,830
28,033	9.00%	10/15/2006	28,576
7,055	9.00%	6/15/2007	7,442
25,200	9.00%	10/15/2007	26,583
22,891	9.00%	9/15/2008	23,978
8,986	9.00%	9/15/2008	9,413
3,201	9.00%	10/15/2008	3,353
12,038	9.00%	11/15/2008	12,610
27,293	9.00%	12/15/2008	28,590
3,271	9.00%	2/15/2009	3,454
1,463	9.00%	3/15/2009	1,545
13,390	9.00%	4/15/2009	14,138
15,109	9.00%	4/15/2009	15,997
5,058	9.00%	5/15/2009	5,340
21,706	9.00%	8/15/2009	22,981
18,300	9.00%	9/15/2009	19,376
11,377	9.00%	10/15/2009	12,013
26,548	9.00%	11/15/2009	28,535
7,092	9.00%	12/15/2009	7,509
103,252	9.00%	7/15/2010	109,707
115,880	9.00%	5/15/2011	125,964
42,541	9.00%	5/15/2011	46,243
73,780	9.00%	6/15/2011	80,200
97,026	9.00%	7/15/2011	105,470
57,555	9.00%	8/15/2011	61,844
100,470	9.00%	8/15/2011	109,213
63,452	9.00%	9/15/2011	68,974
98,126	9.00%	9/15/2011	106,665
106,563	9.00%	9/15/2011	115,836
64,152	9.00%	10/15/2011	69,734
40,675	9.00%	1/15/2012	44,422
49,950	9.00%	5/20/2015	53,960
181,957	9.00%	7/15/2015	197,295
37,051	9.00%	8/15/2015	40,174
103,765	9.00%	12/20/2015	112,097
20,277	9.00%	5/20/2016	21,957
27,834	9.00%	7/20/2016	30,140
139,943	9.00%	1/15/2017	155,099
15,108	9.00%	3/20/2017	16,397
533,462	9.00%	6/15/2017	591,234
421,214	9.00%	7/15/2017	466,830
270,657	9.00%	8/20/2017	293,745
18,653	9.00%	5/15/2018	20,596
288,774	9.00%	12/15/2019	315,763
6,598	9.00%	12/15/2019	7,215
212,658	9.00%	6/15/2021	233,269
3,204	9.00%	7/20/2021	3,501
3,125	9.00%	10/20/2021	3,416

See accompanying notes to portfolios of investments on page 62.

Sit U.S. Government Securities Fund September 30, 2005 Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity	Market Value ($)(1)
364,928	9.00%	11/15/2024	399,341
48,070	9.00%	7/20/2025	52,754
178,472	9.00%	4/15/2026	196,458
24,484	9.10%	5/15/2018	26,838
94,588	9.25%	11/15/2009	102,689
43,848	9.25%	1/15/2010	47,918
38,868	9.25%	4/15/2010	42,476
44,702	9.25%	11/15/2010	48,851
72,451	9.25%	11/15/2011	79,600
16,342	9.25%	4/15/2012	18,047
1,518	9.50%	1/15/2006	1,551
9,688	9.50%	7/15/2009	10,315
35,999	9.50%	8/15/2009	38,328
12,468	9.50%	8/15/2009	13,275
16,929	9.50%	9/15/2009	17,971
24,945	9.50%	9/15/2009	26,559
5,074	9.50%	9/15/2009	5,402
43,764	9.50%	10/15/2009	46,459
7,452	9.50%	10/15/2009	7,911
116,685	9.50%	10/15/2009	123,872
12,203	9.50%	10/15/2009	12,993
3,454	9.50%	10/15/2009	3,677
9,755	9.50%	10/15/2009	10,386
9,055	9.50%	10/15/2009	9,641
9,663	9.50%	10/15/2009	10,288
32,278	9.50%	11/15/2009	35,157
94,931	9.50%	1/15/2010	104,133
36,760	9.50%	2/15/2010	39,309
89,598	9.50%	4/15/2010	96,121
29,017	9.50%	8/15/2010	31,830
39,983	9.50%	11/15/2010	43,859
24,771	9.50%	1/15/2011	27,329
111,321	9.50%	3/15/2011	122,813
16,237	9.50%	3/20/2016	17,802
14,801	9.50%	6/15/2016	16,286
45,690	9.50%	10/15/2016	50,275
44,274	9.50%	10/15/2016	48,717
38,270	9.50%	11/15/2016	42,111
46,678	9.50%	11/20/2016	51,176
16,339	9.50%	1/15/2017	18,032
38,288	9.50%	8/15/2017	42,256
4,031	9.50%	8/20/2017	4,433
30,075	9.50%	9/15/2017	33,193
17,594	9.50%	9/15/2017	19,418
186,393	9.50%	12/15/2017	204,964
25,021	9.50%	12/15/2017	27,532
82,748	9.50%	12/15/2017	91,033
76,807	9.50%	12/15/2017	84,382
6,497	9.50%	12/20/2017	7,145
Par ($)	Coupon	Maturity	Market Value ($)(1)
6,267	9.50%	4/15/2018	6,933
7,752	9.50%	4/20/2018	8,546
3,153	9.50%	5/20/2018	3,476
93,679	9.50%	6/15/2018	103,646
68,231	9.50%	6/20/2018	75,218
32,665	9.50%	7/20/2018	36,010
13,213	9.50%	8/15/2018	14,619
25,376	9.50%	8/20/2018	27,975
47,347	9.50%	9/15/2018	52,385
68,794	9.50%	9/15/2018	76,114
122,797	9.50%	9/20/2018	135,371
13,170	9.50%	9/20/2018	14,518
45,643	9.50%	9/20/2018	50,316
37,076	9.50%	10/15/2018	40,850
18,153	9.50%	1/15/2019	20,130
28,189	9.50%	4/15/2019	31,258
6,090	9.50%	8/15/2019	6,753
92,868	9.50%	8/20/2019	102,610
30,727	9.50%	9/15/2019	34,073
4,929	9.50%	10/20/2019	5,446
9,031	9.50%	12/15/2019	10,014
3,280	9.50%	1/15/2020	3,645
8,401	9.50%	10/15/2020	9,333
14,965	9.50%	1/15/2021	16,653
41,215	9.50%	8/15/2021	45,865
275,590	9.50%	8/15/2022	307,116
1,927	9.75%	1/15/2006	1,971
1,821	9.75%	2/15/2006	1,862
94,199	9.75%	8/15/2009	102,814
54,384	9.75%	9/15/2009	59,357
158,711	9.75%	8/15/2010	174,676
37,968	9.75%	11/15/2010	41,788
224,703	9.75%	12/15/2010	247,307
192,975	9.75%	1/15/2011	214,089
105,963	9.75%	1/15/2011	117,557
17,394	9.75%	10/15/2012	19,427
29,263	9.75%	10/15/2012	32,683
17,925	9.75%	10/15/2012	20,019
40,535	9.75%	11/15/2012	45,272
29,116	9.75%	11/15/2012	32,518
19,800	9.75%	11/15/2012	22,114
44,759	9.75%	11/15/2012	49,990
35,899	10.00%	11/15/2008	38,906
1,804	10.00%	11/15/2009	1,931
87,516	10.00%	6/15/2010	96,681
5,509	10.00%	6/15/2010	6,086
25,374	10.00%	7/15/2010	28,031
10,929	10.00%	7/15/2010	12,074
14,071	10.00%	10/15/2010	15,544

Par ($)	Coupon	Maturity	Market Value ($)(1)
81,915	10.00%	11/15/2010	90,493
6,579	10.00%	1/15/2011	7,329
34,030	10.00%	3/20/2016	37,888
19,143	10.00%	11/15/2017	21,391
33,445	10.00%	2/15/2019	37,393
26,711	10.00%	2/20/2019	29,758
43,784	10.00%	3/20/2019	48,778
23,902	10.00%	5/15/2019	26,724
30,454	10.00%	5/20/2019	33,927
279,337	10.00%	10/15/2019	319,130
43,740	10.00%	11/15/2019	48,904
8,293	10.00%	7/15/2020	9,285
32,948	10.00%	12/15/2020	36,888
115,063	10.00%	6/15/2021	128,968
11,895	10.00%	10/15/2030	13,408
36,937	10.25%	5/15/2009	39,976
28,440	10.25%	11/15/2011	31,313
31,035	10.25%	1/15/2012	34,418
33,844	10.25%	2/15/2012	37,534
3,086	10.25%	2/15/2012	3,423
18,325	10.25%	7/15/2012	20,323
36,859	10.50%	6/15/2009	40,023
7,705	10.50%	7/15/2010	8,446
10,324	10.50%	9/15/2015	11,533
13,457	10.50%	11/15/2015	15,033
21,197	10.50%	8/20/2017	23,719
52,975	10.50%	11/15/2018	59,610
62,355	10.50%	6/15/2019	70,286
305,504	10.50%	2/15/2020	343,376
241,600	10.50%	8/15/2021	276,060
3,877	10.75%	1/15/2010	4,248
1,638	10.75%	7/15/2011	1,800
67,544	11.00%	1/15/2010	73,438
42,488	11.00%	1/15/2010	46,195
78,815	11.00%	1/15/2010	85,691
36,139	11.00%	3/15/2010	39,292
11,516	11.00%	6/15/2010	12,520
28,179	11.00%	9/15/2010	30,638
39,661	11.25%	6/15/2010	43,809
46,589	11.25%	9/15/2010	51,461
5,709	11.25%	9/15/2010	6,306
8,003	11.25%	2/15/2011	8,875
2,688	11.25%	2/15/2011	2,981
21,229	11.25%	3/15/2011	23,543
11,837	11.25%	3/15/2011	13,126
47,933	11.25%	4/15/2011	53,156
11,434	11.25%	5/15/2011	12,680
35,214	11.25%	7/15/2011	39,051
16,974	11.25%	7/15/2011	18,823
Par ($)	Coupon	Maturity	Market Value ($)(1)
7,709	11.25%	7/15/2011	8,549
33,822	11.25%	9/15/2011	37,507
15,549	11.25%	10/15/2011	17,243
4,141	11.25%	11/15/2011	4,593

			37,241,922

Total mortgage pass-through securities			164,933,957
(cost: $164,964,400)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Taxable Municipal Securities (0.3%) (2)
229,000	Bernalillo Multifamily Rev. Series
	1998A, 7.50%, 9/20/20	247,757
55,000	Cuyahoga County Multifamily Rev.
	Series 2000B, 7.00%, 1/20/08	57,186
5,000	Dakota Multifamily Rev. Series
	1999A, 6.50%, 12/20/05	5,021
95,000	Louisiana Comm. Dev. Auth Rev.
	Series 2002B, 5.25%, 12/20/07	95,044
415,000	Maplewood Multifamily Rev.
	Series 1998B, 6.75%, 7/20/15	424,495
27,000	Nortex Multifamily Rev. Series
	1999T, 6.50%, 3/20/06	27,255

Total taxable municipal securities		856,758
(cost: $826,000)

U.S. Treasury / Federal Agency Securities (9.6%) (2)
	Federal Home Loan Bank:
5,000,000	2.50%, 6/30/09	4,891,425
2,170,000	5.62%, 8/6/18	2,141,319
5,000,000	FNMA Strip, zero coupon,
	4.88% effective yield, 11/15/30	1,449,900
	U.S. Treasury Strips, zero coupon:
9,800,000	3.80% effective yield, 8/15/11	7,674,929
25,000,000	4.80% effective yield, 11/15/27	8,986,650

Total U.S. Treasury / Federal Agency securities		25,144,223
(cost: $25,060,889)

See accompanying notes to portfolios of investments on page 62.

Sit U.S. Government Securities Fund September 30, 2005 Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations (25.1%) (2)

Federal Home Loan Mortgage Corp.:

Par ($)	Coupon	Maturity	Market Value ($)(1)
754,621	3.00%	2/15/2023	705,119
4,598,510	3.25%	4/15/2032	4,303,168
897,871	3.50%	5/15/2029	868,864
716,480	4.00%	11/15/2014	700,352
3,000,000	4.00%	5/31/2025	2,757,136
491,814	4.00%	12/15/2032	474,640
2,147,215	4.25%	11/15/2017	2,101,968
2,890,125	6.50%	5/15/2029	2,959,665
702,349	7.50%	6/15/2017	744,539
423,899	7.50%	9/15/2030	438,003
28,708	7.75%	3/18/2025	29,559
52,173	9.15%	10/15/2020	54,377
2,000,476	9.50%	2/15/2020	2,145,954

Federal National Mortgage Association:

Par ($)	Coupon	Maturity	Market Value ($)(1)
4,226,189	3.50%	2/25/2033	3,967,465
1,254,707	3.50%	3/25/2033	1,215,097
1,304,112	3.75%	5/25/2033	1,224,440
1,727,766	4.00%	11/25/2032	1,690,661
501,533	4.00%	1/25/2033	473,863
2,031,671	4.00%	3/25/2033	1,938,107
304,429	5.00%	8/25/2022	303,528
125,567	6.85%	12/18/2027	130,181
137,942	7.00%	1/25/2021	141,804
744,147	7.00%	1/25/2022	763,738
66,046	7.70%	3/25/2023	69,485
383,032	8.00%	7/25/2022	396,550
663,458	8.00%	7/25/2044	702,229
154,942	8.20%	4/25/2025	164,260
54,562	8.50%	1/25/2021	58,232
82,949	8.50%	4/25/2021	86,802
397,332	8.50%	9/25/2021	424,177
141,693	8.50%	1/25/2025	150,621
101,066	8.75%	9/25/2020	106,081
260,206	8.95%	10/25/2020	280,224
765,375	9.00%	7/25/2019	820,874
464,171	9.00%	12/25/2019	499,206
160,267	9.00%	5/25/2020	170,627
99,890	9.00%	6/25/2020	107,499
251,582	9.00%	6/25/2020	269,430
38,687	9.00%	7/25/2020	41,701
250,620	9.00%	9/25/2020	269,931
156,068	9.00%	10/25/2020	167,837
304,504	9.00%	3/1/2024	331,408
Par ($)	Coupon	Maturity	Market Value ($)(1)
1,704,835	9.00%	11/25/2028	1,867,882
237,894	9.25%	1/25/2020	257,066
237,794	9.50%	12/25/2018	258,392
456,835	9.50%	3/25/2020	497,756
96,700	9.50%	4/25/2020	103,703
268,328	9.50%	5/25/2020	290,646
358,957	9.50%	11/25/2020	390,779
115,780	9.50%	11/25/2031	124,012
514,180	9.60%	3/25/2020	559,351

Government National Mortgage Association:

Par ($)	Coupon	Maturity	Market Value ($)(1)
871,028	4.00%	10/17/2029	847,443
2,000,000	5.00%	5/16/2030	2,003,997
2,445,254	7.00%	1/20/2032	2,612,814
613,702	8.00%	1/16/2030	644,614

Vendee Mortgage Trust:

Par ($)	Coupon	Maturity	Market Value ($)(1)
1,000,000	5.00%	8/15/2028	982,346
1,000,000	5.00%	7/15/2030	973,905
142,605	5.63%	2/15/2024	142,662
2,000,000	6.00%	4/15/2027	2,024,977
2,000,000	6.00%	2/15/2030	2,058,050
122,172	6.50%	10/15/2025	122,814
8,025,474	6.50%	12/15/2028	8,254,325
5,000,000	7.00%	9/15/2027	5,193,968
556,673	8.29%	12/15/2026	579,671

Total collateralized mortgage obligations			66,040,575
(cost: $67,539,030)

Short-Term Securities (2.8%) (2)

2,000,000	FFCB, 3.25%, 10/4/05	1,997,633
2,500,000	FHLB, 3.55%, 10/13/05	2,499,323
2,795,539	Dreyfus Cash Mgmt. Fund, 3.40%	2,795,539

Total short-term securities		7,292,495
(cost: $7,292,495)

Total investments in securities		$264,268,008
(cost: $265,682,814) (7)

See accompanying notes to portfolios of investments on page 62.

This page has been left blank intentionally.

Sit Tax-Free Income Fund Six Months Ended September 30, 2005 Senior Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

        The Sit Tax-Free Income Fund provided a +2.12% return for the six months ended September 30, 2005, compared with a return of +1.81% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 4.36% and its 12-month distribution rate was 3.75%, compared with 4.43% and 3.83%, respectively, six months ago.

        Despite four Federal funds rate increases totaling 100 basis points, municipal yields were fairly stable during the period. Short term tax-exempt yields rose approximately 0.30%, longer term yields fell approximately 0.20% and intermediate yields were little changed. The Fund benefited from its investments in callable, high coupon securities that provided above average income. The Fund also benefited from its holdings in several distinct sectors, including the hospital, industrial revenue, multifamily housing, and other revenue sectors, which includes tax increment bonds. These sectors saw price stability or gains as investors continued to seek yield. Sectors which underperformed totaled less than 5.0% of portfolio holdings.

        The Fund’s structure was little changed during the period with the greatest sector shifts being a 1.1% decrease in multifamily housing to 16.2% and a 1.1% increase in utilities to 3.7%. In addition, escrowed to maturity and prerefunded bonds increased from 1.1% to 2.9% as several issues were advance refunded during the period. Securities rated less than A increased slightly from 34.8% to 37.0%, reflecting the addition of shorter duration BBB rated securities at attractive yields. A significant portion of the Fund’s investments is invested in AAA rated insured bonds, and the average credit quality of the Fund remains A.

        We expect interest rates to move higher in 2006 as economic growth remains solid with rebuilding from Hurricane Katrina and inflation concerns increase as higher energy prices work their way into the system. The Fund’s implied duration of 3.6 years, which was little changed from six months ago, is relatively short to reduce the risk of price depreciation as interest rates rise. In addition, this short duration will allow the Fund to take advantage of attractive reinvestment opportunities at higher yield levels in the coming year.

INVESTMENT OBJECTIVE AND STRATEGY

        The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

        Such municipal securities generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

PORTFOLIO SUMMARY

Net Asset Value 9/30/05:	$9.79 Per Share
3/31/05:	$9.77 Per Share
Total Net Assets:	$350.6 Million
30-day SEC Yield:	4.36%
Tax Equivalent Yield:	6.71%(1)
12-Month Distribution Rate:	3.75%
Average Maturity:	12.9 Years
Duration to Estimated Avg. Life:	3.3 Years(2)
Implied Duration:	3.6 Years(2)

(1) For individuals in the 35.0% federal tax bracket. (2) See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper General Muni. Bond Fund Index
3 Month**	0.54%	-0.10%	-0.05%
6 Month**	2.12	1.81	n/a
1 Year	3.18	1.45	4.29
5 Year	4.73	5.13	5.91
10 Year	4.98	4.96	5.49
Inception	6.07	6.02	6.56
(9/29/88)

CUMULATIVE TOTAL RETURNS*

	Sit Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper General Muni. Bond Fund Index
1 Year	3.18%	1.45%	4.29%
5 Year	25.97	28.40	33.24
10 Year	62.56	62.34	70.71
Inception	172.32	170.29	194.77
(9/29/88)
*As of 9/30/05.	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Muni. Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2)   Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (9/29/88) and held until 9/30/05 would have grown to $27,232 in the Fund or $27,029 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Sit Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Municipal Bonds (98.3%) (2)
Alabama (0.9%)
1,000,000	Birmingham Baptist Med. Ctr. Special Care Facs. Financing Auth. Rev. Series 1993A,
	(Baptist Med. Ctr. Proj.) (MBIA insured), 5.50%, 8/15/23	1,001,710
675,000	Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19	679,752
750,000	Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997C (Baptist Med. Ctr. Proj.), 5.375%, 9/1/22	788,175
	Montgomery Med. Clinic Board Hlth. Care Fac. Rev. Series 1991:
530,000	7.00%, 3/1/15	531,203
115,000	7.375%, 3/1/06	115,233

		3,116,073

Alaska (2.9%)
12,505,000	Alaska HFC Gen. Mtg. Rev. 1997 Series A, zero coupon, 6.15% effective yield on purchase date, 12/1/17	6,200,729
450,000	Anchorage Elec. Util. Rev. Sr. Lien Series 1996B (MBIA insured), 5.50%, 2/1/26	460,710
	Northern Alaska Tobacco Securitization Corp. Asset-Backed Rev.:
2,070,000	Series 2000, 6.20%, 6/1/22	2,188,901
1,205,000	Series 2001, 4.75%, 6/1/15	1,221,545

		10,071,885

Arizona (1.4%)
230,000	Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%, 1/1/10	231,461
1,000,000	Maricopa Co. Pollution Ctrl. Corp. Rev. Refunding Series 2005-A (El Paso Elec. Proj.)
	(FGIC insured), 4.80%, 8/1/40	1,003,880
730,000	Phoenix Indus. Dev. Auth. Rev. Refunding Series 1995A (Christian Care Apts. Proj.), 6.25%, 1/1/16	753,703
700,000	Phoenix Street & Hwy. User Rev. Refunding Jr. Lien Series 1992, 6.25%, 7/1/11	701,764
	Pima Co. Industrial Dev. Auth. Educ. Rev.:
295,000	Series 2004I (AZ Charter Schools Proj.), 5.00%, 7/1/12	296,150
250,000	Series 2004A (Noah Webster Basic School Proj.), 5.25%, 12/15/16	251,795
210,000	Series 2005M (AZ Charter Schools Proj.), 5.70%, 7/1/23	212,430
1,250,000	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Refunding Series 1993C, 4.90%, 1/1/08	1,256,025

		4,707,208

Arkansas (0.9%)
1,000,000	Bentonville Co. ISD No. 6 Refunding & Construction G.O. Series 2003-A
	(Ambac insured), 4/75%, 6/1/24	1,012,850
44,578	Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Refunding Series 1993-A2
	(FNMA backed), 7.90%, 8/1/11	45,149
826	Jacksonville Res. Hsg. Fac. Bd. Single Family Mtg. Rev. Refunding Series 1993-B, 7.75%, 1/1/11	834
845,000	Maumelle HDC First Lien Rev. Refunding 1992 Series A (Section 8), 7.875%, 7/1/09	846,546
	North Little Rock Hlth. Facs. Bd. Health Care Rev. Series 2001 (Baptist Health Proj.):
555,000	5.00%, 7/1/06	561,804
300,000	5.00%, 7/1/07	307,518
490,000	5.00%, 7/1/08	507,277

		3,281,978

California (10.7%)
230,000	ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs. Proj.), 4.10%, 11/15/07	231,518
500,000	Bay Area Govt. Assoc. Rapid Transit Rev. Series 2001-A (FTA Cap Grant Proj.), 4.875%, 6/15/09	500,825
120,000	Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14	121,972
1,000,000	Bell Cmty. Hsg. Auth. Rev. Series 1995-A (Mobilehomes Park Acquisition Proj.), 6.40%, 10/1/15	1,020,990
250,000	Blythe Redev. Agy. Tax Allocation Refunding Series 1997 (Proj. No. 1), 5.80%, 5/1/28	263,825

Quantity ($)	Name of Issuer	Market Value ($)(1)

200,000	Calexico Cmnty. Redev. Agy. Tax Allocation Series 2000 (Merged Central Bus. District Redev. Proj.)
	(Ambac insured), 5.375%, 8/1/26	213,814
3,835,000	CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%, 6/1/19	3,896,130
925,000	CA Cmnty. College Fin. Auth. Student Hsg. Rev. Series 2003-A (Feather River Cmnty. District Proj.),
	4.625%, 7/1/13	937,154
750,000	CA Dept. Water Resources Rev. Series 1972 (Central Valley Proj.), 5.25%, 7/1/22	754,523
220,000	CA Dept. Water Resources Rev. Series 1996-Q (Central Valley Proj.) (MBIA insured), 5.375%, 12/1/27	228,111
	CA Educ. Facs. Auth. Rev.:
125,000	Series 1995-A (Pooled College & Univ. Proj.), 5.60%, 12/1/14	127,811
520,000	Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26	538,626
165,000	CA G.O. Series 1996 (Ambac insured), 5.25%, 6/1/21	168,747
770,000	CA G.O. Rev. Refunding Series 5.125%, 10/1/17	777,369
35,000	CA Prerefunded G.O. Series 1996 (Ambac insured), 5.25%, 6/1/21	35,897
495,000	CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28	499,401
500,000	CA Hlth. Facs. Fin. Auth. Rev. Series 1997-B (Cedars-Sinai Med. Ctr. Proj.), 5.125%, 8/1/27	523,895
4,300,000	CA Public Works Board Lease Rev. Series 1996-A (Dept. of Corrections Proj.), 5.50%, 1/1/17	4,412,230
300,000	CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.), 5.25%, 12/1/13 (5)	301,056
	CA Statewide Cmntys. Dev. Auth. Rev. Series 2005 (Daughters of Charity Hlth. Proj.):
500,000	5.00%, 7/1/06	505,980
500,000	5.00%, 7/1/07	512,615
530,000	5.25%, 7/1/11	563,289
500,000	CA Statewide Cmntys. Dev. Auth. C.O.P. Series 1994 (Motion Picture & TV Fund), 5.35%, 1/1/24	502,550
400,000	Del Mar Race Track Auth. Rev. Series 2005, 4.00%, 8/15/06	402,640
235,000	Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.) (FSA insured), 5.70%, 8/1/23	236,713
	Golden State Tobacco Securitization Corp. Asset-Backed Rev. Series 2005-A:
1,015,000	5.00%, 6/1/16	1,026,754
3,000,000	5.00%, 6/1/19	3,110,610
1,250,000	Interest Appreciation Bonds, 6/1/22	1,004,837
750,000	Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19	775,290
165,000	Loma Linda Hosp. Rev. Refunding Series 1993-C (Loma Linda Univ. Med. Ctr.) (MBIA insured), 5.375%, 12/1/22	169,316
400,000	Los Angeles Water & Power Rev. Series 2001-A-A3, 5.25%, 7/1/18	403,972
3,175,000	Northern CA Power Agy. Rev. Series 1987-A, 5.00%, 7/1/09	3,178,588
125,000	Northern CA Tobacco Securitization Auth. Asset-Backed Senior Rev. Series 2001-B, 4.375%, 6/1/21	126,301
1,100,000	Orange Co. Recovery C.O.P Series 1996-A (MBIA insured), 6.00%, 7/1/26	1,147,696
1,000,000	Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16	1,038,570
	Ridgecrest Refunding C.O.P. Series 1999 (Ridgecrest Civic Center Proj.):
275,000	5.55%, 3/1/09	290,403
290,000	5.65%, 3/1/10	308,592
350,000	6.00%, 3/1/14	370,339
2,500,000	Sacramento District Fing. Auth. Rev. Series 2000-A, 5.875%, 12/1/27	2,536,800
1,000,000	South Tahoe Powers Fin. Auth. Rev. Refunding Series 1995-B, 6.00%, 10/1/28	1,020,090
	Southern CA Tobacco Securitization Auth. Asset-Backed Senior Rev:
1,400,000	Series 2001-B, 6.00%, 5/15/22	1,499,736
445,000	Series 2002-A, 5.25%, 6/1/27	459,151
570,000	Turlock Hlth. Fac. Rev. C.O.P. Series 2004 (Emanuel Med. Ctr., Inc. Proj.), 3.00%, 10/15/05	569,897

		37,314,623

See accompanying notes to portfolios of investments on page 62.

Sit Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Colorado (2.6%)
	Aurora Golf Course Enterprise Sys. Rev. Refunding Series 2005:
200,000	3.375%, 12/1/05	199,992
385,000	4.00%, 12/1/08	387,572
250,000	Beacon Met. Dist. Rev. Series 2005B, 4.375%, 12/1/15	248,708
285,000	CO Educ. & Cultural Fac. Rev. Refunding Series 2003C (Cheyenne Mtn. Charter Sch. Proj.), 4.625%, 6/15/12	278,285
1,250,000	CO Hlth. Fac. Auth. Rev. Series 1995 (Covenant Retirement Cmty. Proj.), 6.75%, 12/1/15	1,279,550
	CO HFA Single Family Program Senior Series:
125,000	1996B-2, 7.45%, 11/1/27	128,453
75,000	1997B-3, 6.80%, 11/1/28	75,177
1,005,000	CO Hlth. Fac. Auth. Rev. Unrefunded Balance Series 1995 (Parkview Proj.), 6.125%, 9/1/25	1,026,175
	CO Hlth. Fac. Auth. Rev.:
250,000	Series 1995 (Covenant Retirement Cmntys. Proj.), 6.20%, 12/1/07	256,010
350,000	Series 2000A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11	372,869
1,000,000	Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10	1,103,730
1,000,000	Series 2002 (Evangelical Lutheran Proj.), 5.90%, 10/1/27	1,076,580
350,000	Series 2004 (Vail Med. Ctr. Proj.), 4.00%, 1/15/06	350,612
250,000	Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/07	254,460
400,000	Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/08	408,244
600,000	Denver Hsg. Corp. Multifamily Rev. Refunding Series 1997A (Section 8), 5.35%, 10/1/12	615,636
255,000	Denver West Met. Dist. Refunding G.O. Series 2005, 3.40%, 12/1/07	254,531
160,000	Eagle Bend Met. District No. 2 G.O. Refunding Series 2004, 2.25%, 12/1/05	159,685
250,000	Jefferson Co. C.O.P. Refunding Series 1995 (MBIA insured), 5.25%, 12/1/09	253,470
	SBC Met. Dist. G.O. Refunding Series 2005 (ACA insured):
150,000	3.125%, 12/1/06	149,754
205,000	3.00%, 12/1/07	202,968
30,000	Thornton Single Family Mtg. Rev. Refunding 1992 Series A, 8.05%, 8/1/09	30,020

		9,112,481

Connecticut (0.6%)
	Mashantucket Western Pequot Tribe Subordinated Special Rev.:
100,000	Series 1997B, 5.75%, 9/1/18	104,219
1,850,000	Series 1999B, zero coupon, 5.05% effective yield, 9/1/09	1,559,680
500,000	Series 1999B, zero coupon, 5.12% effective yield, 9/1/26	281,825

		1,945,724

Delaware (0.3%)
250,000	DE Hlth. Fac. Auh. Rev. Series 2005-A (Beebe Med. Ctr. Proj.), 5.00%, 6/1/07	256,002
650,000	Quaker Hill Hsg. Corp., Inc. Multifamily Rev. Refunding Series 1990-A (FNMA collateralized), 7.55%, 8/1/21	657,735

		913,737

District of Columbia (0.4%)
1,500,000	DC Rev. Series 1996 (Carnegie Endowment Proj.), 5.75%, 11/15/26	1,551,705

Florida (4.1%)
600,000	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	584,724
600,000	Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%, 8/15/15	624,468
330,000	Dade Co. Public Facs. Rev. Series 1993 (Jackson Mem. Hosp. Proj.), 5.25%, 6/1/23	330,624
385,000	Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993-A (Baptist Hosp. Miami Proj.)
	(MBIA insured), 5.25%, 5/15/21	385,547

Quantity ($)	Name of Issuer	Market Value ($)(1)

500,000	Dade Co. School Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/15	516,685
385,000	Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.), 5.125%, 10/1/19	393,940
100,000	FL Dept. Gen. Svcs. Div. Facs. Mgmt. Rev. Series 1996-A (Ambac insured), 5.375%, 9/1/18	101,071
500,000	FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997-A, 5.00%, 7/1/11	520,275
750,000	FL HFC Hsg. Rev. Hsg. Series 2000-D-1 (Augustine Club Apts. Proj.)(MBIA insured), 5.75%, 10/1/30	787,860
1,950,000	FL University Cap. Impt. Rev. Series 2004, 5.125%, 9/1/33	2,022,345
425,000	Highlands Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 2005-B (Adventist Hlth. Proj.), 5.00%, 11/15/30	434,125
545,000	Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999-A (ShellPoint Village Proj.), 5.50%, 11/15/08	566,217
405,000	Martin Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 2002-B (Martin Memorial Med. Ctr. Proj.), 4.875%, 11/15/12	416,587
585,000	Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Regl. Med. Ctr. Proj), 5.25%, 10/1/10	624,850
680,000	Miami Beach Water & Sewer Rev. Series 1995 (FSA insured), 5.375%, 9/1/15	694,797
400,000	Miami - Dade Co. Special Oblig. Rev. Series 1997-B, zero coupon, 4.79% effective yield, 10/1/35	344,352
190,000	Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8), 5.30%, 10/1/05	189,996
	North Broward Hosp. Dist. Rev. Series 1997 (MBIA insured):
100,000	Prerefunded Series, 5.375%, 1/15/24	103,964
160,000	Unrefunded Balance Series, 5.375%, 1/15/24	165,194
	Palm Beach Co. Hlth. Fac. Auth. Rev. Refunding:
125,000	Series 1996 (Retirement Cmnty. Proj.), 5.625%, 11/15/20	128,966
200,000	Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12	210,124
75,000	Plantation Water & Sewer Rev. Series 1989 (MBIA insured), zero coupon, 5.45% effective yield on purchase date (MBIA insured), 3/1/07	70,155
3,105,000	Port Everglades Auth. Rev. Refunding Series 1989-A (FSA insured), 5.00%, 9/1/16	3,118,755
	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc.):
370,000	4.25%, 10/1/08	372,020
700,000	5.50%, 10/1/13	741,202

		14,448,843

Georgia (0.2%)
500,000	Atlanta Dev. Auth. Rev. Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31	509,610
750,000	Private Colleges & Univ. Auth. Rev. Refunding Series 1999-A (Mercer Univ. Proj.), 5.25%, 10/1/14	776,115

		1,285,725

Illinois (14.9%)
	Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
750,000	4.90%, 7/1/06	756,413
1,410,000	5.00%, 7/1/07	1,437,622
1,085,000	5.05%, 7/1/08	1,116,346
2,030,000	5.10%, 7/1/09	2,104,826
805,000	Series 2000-B, 4.75%, 3/1/30	832,781
2,670,000	Chicago G.O. Series 1996-B (FGIC insured), Unrefunded, 5.125%, 1/1/25	2,732,878
210,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Refunding Series 1992-A (FHA insured) (Section 8), 6.85%, 7/1/22	211,604
	Chicago O'Hare Intl. Airport Rev. Refunding (MBIA insured):
100,000	Series 1994-A Sr. Lien, 5.00%, 1/1/13	100,454
225,000	Series 1993-A Sr. Lien, 5.00%, 1/1/16	225,884
4,620,000	Series 1993-C 2nd Lien, 5.00%, 1/1/18	4,643,331
450,000	IL DFA Rev. Series 2002-A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12	458,302
	IL DFA Pollution Ctrl. Rev. Refunding:
300,000	Series 1993-C2 (Central IL Public Svc. Co. Proj.), 5.70%, 8/15/26	300,522

See accompanying notes to portfolios of investments on page 62.

Sit Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

2,500,000	Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14	2,572,025
1,250,000	Series 1993-C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26	1,280,100
	IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
1,740,000	Series 1997-A, 5.80%, 7/1/08	1,796,237
2,635,000	Series 1997-A, 6.05%, 7/1/19	2,724,722
300,000	Series 1997-A, 5.90%, 7/1/09	309,672
4,610,000	Series 1997-A, 6.00%, 7/1/15	4,758,119
1,240,000	Series 1997-C, 5.65%, 7/1/19	1,284,144
805,000	Series 1998-A, 5.50%, 7/1/12	834,592
225,000	Series 1998-A, 5.70%, 7/1/19	233,298
20,000	IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23	20,214
310,000	IL Fin. Auth. Rev. Series 2005-A (Depaul Univ. Proj.), 5.00%, 10/1/05	310,015
500,000	IL Fin. Auth. Multifamily Rev. Series 2005-A (Senior Living-Bethel Terrace Apt. Proj.)	492,025
	(Section 8), 4.75%, 9/1/15
	IL Hlth. Fac. Auth. Rev.:
500,000	Series 1993 (Rush-Presbyterian-St. Lukes Proj.), 5.50%, 11/15/25	501,205
1,250,000	Refunding Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%, 10/1/11	1,331,063
2,595,000	Refunding Series 1993-A (Edward Hosp. Proj.), 6.00%, 2/15/19	2,619,341
55,000	Unrefunded Balance Series 1996 (MBIA insured), 5.80%, 8/15/16	58,634
195,000	Refunding Series 1996 (Advocate Hlth. Care Network Proj.) (MBIA insured), 5.80%, 8/15/16	208,340
200,000	Refunding Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16	206,688
360,000	Refunding Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15	369,248
970,000	Refunding Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08	997,917
500,000	Series 2000 (IA Health System Proj.), 6.75%, 2/15/13	570,750
200,000	IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10	202,340
	Lombard Pub. Facs. Corp. Rev. (Conference Ctr. & Hotel Proj.):
	First Tier Series 2005-A2 (ACA insured):
750,000	5.50%, 1/1/25	799,575
1,000,000	5.50%, 1/1/30	1,063,580
795,000	Second Tier Series 2005-B, 4.00%, 1/1/16	777,287
250,000	Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15	264,010
2,000,000	Onterie Ctr. Hsg. Fin. Corp. Mtg. Rev. Refunding Series 1992 (Onterie Ctr. Proj.)
	(MBIA - FHA insured), 7.05%, 7/1/27	2,014,900
1,850,000	Roselle Multifamily Hsg. Rev. Refunding Series 1994-A (GNMA collateralized)
	(Waterbury Apts.) (FHA insured), 7.00%, 1/1/25	1,889,627
	Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
750,000	5.375%, 8/15/15	776,745
2,625,000	5.625%, 8/15/29	2,703,645
2,800,000	Southwestern IL Dev. Auth. Local Govt. Prog. Rev. Series 1998-A (City of East St. Louis Tax Increment Financing Proj.), 6.00%, 4/1/10	2,759,988
445,000	Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11	488,597
500,000	Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (8)(9)	260,235

		52,399,841

Quantity ($)	Name of Issuer	Market Value ($)(1)

Indiana (3.6%)
1,975,000	IN Bond Bank Special Prgm. Series 1997C (Pittsboro Wastewater Treatment Plant Proj.), 5.70%, 8/1/17	2,058,365
	IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
	Series 1993 (Community Hosp. of Anderson Proj.)(MBIA insured):
135,000	6.00%, 1/1/14	135,325
650,000	6.00%, 1/1/23	650,721
	Refunding Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.):
505,000	4.85%, 2/15/06	508,136
600,000	5.25%, 2/15/18	617,658
	Series 2001A (Community Foundation Northwest IN):
1,100,000	5.50%, 8/1/06	1,115,444
1,000,000	6.00%, 8/1/07	1,036,530
1,000,000	6.00%, 8/1/08	1,051,190
1,320,000	5.50%, 8/1/13	1,387,571
340,000	6.375%, 8/1/21	368,264
300,000	Series 2004A (Community Foundation Northwest IN), 4.75%, 3/1/14	300,816
500,000	IN HFA Single Family Mtg. Rev. Refunding Series 1992A, 6.80%, 1/1/17	500,790
	IN Hlth. Fac. Fin. Auth. Rev. Refunding Series 1998:
	(Greenwood Village South Proj.):
150,000	5.25%, 5/15/06	150,131
170,000	5.35%, 5/15/08	170,121
1,875,000	(Marquette Manor Proj.), 5.00%, 8/15/18	1,871,363
340,000	St. Joseph Co. Ind. Hosp. Auth. Facs. Rev. Series 2005 (Madison Ctr. Oblig. Group. Proj.), 4.25%, 2/15/07	342,336
240,000	South Knox Ind. Sch. Bldg. Corp. First Mtg. Rev. Series 1998, 4.80%, 7/15/17	245,239

		12,510,000

Iowa (0.5%)
1,130,000	IA Fin. Auth. Multifamily Hsg. Rev. Refunding Series 1997A (Kingswood Apts. Proj.)
	(GNMA-collateralized), 6.15%, 5/1/32	1,173,765
	IA Fin. Auth Single Family Rev. Series 2000D (GNMA/FNMA Mtg. Backed Securities Proj.):
110,000	5.65%, 7/1/07	112,848
125,000	5.75%, 7/1/09	129,619
200,000	Scott Co. Rev. Refunding Series 2004 (Ridgecrest Village Proj.), 3.25%, 11/15/05	199,892

		1,616,124

Kansas (0.1%)
75,000	Olathe & Labette Cos. Mtg. Loan Rev. 1991 Series B (GNMA collateralized) zero coupon, 7.56% effective yield on purchase date, 2/1/23	22,078
300,000	Wyandotte Co. Govt. Special Oblig. Rev. Refunding Sales Tax-First Lien Series 2005-B
	(LOC Citibank), 3.75%, 12/1/12	302,517

		324,595

Louisiana (1.4%)
	East Baton Rouge Single Family Mtg. Rev. Refunding:
400,000	Series 1997C-3 Subordinate Bonds, 5.65%, 10/1/18	400,032
7,200,000	Capital Appreciation Series 2000D1 (GNMA & FNMA collateralized) zero coupon,
	6.46% effective yield on purchase date, 4/1/34	1,192,536
500,000	LA HFA Multifamily Mtg. Rev. Series 2003A (Section 8-202 Proj)(FSA insured), 4.40%, 6/1/33	502,545
500,000	LA Public Facs. Auth. Rev. Series 1995A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15	510,580
200,000	LA Stadium & Expo Dist. Rev. Series 1995-B (Hotel Occupancy Tax & Stadium Rev. Proj.)
	(FGIC insured), 5.25%, 7/1/15	203,838

See accompanying notes to portfolios of investments on page 62.

Sit Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

1,325,000	New Orleans Sewer Svc. Rev. Bond Antic Notes Series 2005, 3.00%, 7/26/06	1,308,491
400,000	Orleans Levee Dist. Rev. Series 1995A (Tr. Rcpts.) (FSA insured), 5.95%, 11/1/14	413,700
450,000	South LA Port Common Rev. Refunding Series 1997 (Cargill, Inc. Proj.), 5.85%, 4/1/17	464,715

		4,996,437

Maine (0.7%)
385,000	ME Hlth. & Hgr. Educ. Fac. Auth. Rev. Unrefunded Balance Series 1995-C (FSA insured), 5.375%, 7/1/06	392,084
1,000,000	Skowhegan Pollution Ctrl. Rev. Refunding Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13	1,002,550
1,000,000	South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13	1,027,970

		2,422,604

Massachusetts (0.9%)
	MA Hlth. & Educ. Fac. Auth. Rev.,
	Series 1998-B (Cape Cod Healthcare Obligated Group Issue):
320,000	5.00%, 11/15/05	320,384
900,000	5.25%, 11/15/13	925,767
255,000	Series 2001-E (Berkshire Health Sys.), 4.50%, 10/1/05	255,000
350,000	Series 2005-E (Emerson Hosp.) (Radian insured), 3.50%, 8/15/07	351,032
	MA Dev. Fin. Agy. Rev. Series 2005 (Evergreen Ctr., Inc.):
185,000	4.00%, 1/1/07	184,789
195,000	4.00%, 1/1/08	194,284
200,000	4.00%, 1/1/09	198,246
600,000	MA Indus. Fin. Agy. Rev. Series 1995 (St. Mark's School Issue), 6.00%, 1/1/15	616,230

		3,045,732

Michigan (2.8%)
520,000	Central Wayne Co. Sanitation Auth. Incinerator Rev. Series 2003VII, 4.375%, 7/1/06	521,134
	Chandler Park Academy Public School Rev. Series 2005:
80,000	3.60%, 11/1/07	79,777
125,000	4.00%, 11/1/09	125,034
500,000	5.00%, 11/1/22	496,010
225,000	MI Hosp. Fin. Auth. Rev. Refunding Series 1994 (Mercy Mem. Hosp. Proj.) (MBIA insured), 5.25%, 6/1/21	227,475
200,000	MI Hosp. Fin. Auth. Rev. Refunding Series 1997A (Detroit Medical Group), 5.25%, 8/15/27	209,220
1,150,000	MI Strategic Fund Ltd. Obligation Rev. Refunding Series 2001A (Ford Motor Co. Proj.), 7.10%, 2/1/06	1,151,656
2,500,000	MI Strategic Fund Ltd. Obligation Rev. Refunding Series 2003 (Dow Chemical Proj.)
	(Mandatory Put 6/1/08), 4.60%, 6/1/14	2,567,025
2,095,000	Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998A (Lawrence Tech. Univ. Proj.), 5.25%, 2/1/13	2,143,876
1,873,912	Suburban Mobility Auth. Regl. Transportation C.O.P. Series 2002, 4.90%, 2/15/09 (5)	1,882,944
	Summit Academy North Public School C.O.P. Series 2001:
135,000	5.70%, 7/1/06	137,442
145,000	5.95%, 7/1/07	151,181

		9,692,774

Minnesota (1.9%)
3,410,000	Dakota Co. HRA Multifamily Mtg. Rev. Refunding Series 1997A (Park Place Apts. Proj.) (GNMA Collateralized), 6.875%, 2/20/32	3,646,006
740,000	Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%, 4/1/20	766,388
2,315,000	Plymouth Multifamily Hsg. Dev. Rev. Refunding Series 1996A (GNMA collateralized)
	(Fox Forest Apts. Proj.), 8.05%, 6/20/31	2,423,226

		6,835,620

Quantity ($)	Name of Issuer	Market Value ($)(1)

Mississippi (0.3%)
1,000,000	MS Hosp. Equip. & Facs. Auth. Rev. Series 1997A (Rush Med. Fdn. Proj.), 6.00%, 1/1/16	1,023,560

Missouri (2.5%)
380,000	Brentwood Tax Increment Rev. Refunding Series 2005, 3.625%, 5/1/09	379,635
1,000,000	Cameron Industrial Dev. Auth. Rev. Refunding Series 2000 (Cameron Cmnty. Hosp. Proj.)
	(ACA Insured), 5.80%, 12/1/09	1,044,490
390,000	Chesterfield Rev. Refunding & Impt. Series 2002 (Chesterfield Vy. Projs.), 4.50%, 4/15/16	390,277
205,000	Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09	213,924
	MO Dev. Finance Board Infrastructure Fac. Rev.:
	Series 2000A (Eastland Ctr. Proj. Phase 1):
905,000	5.75%, 4/1/09	945,879
550,000	5.75%, 4/1/12	579,332
1,000,000	Series 2000B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15	1,071,520
450,000	Series 2005A (Public Safety Proj.), 4.00%, 3/1/08	454,095
260,000	Joplin Dev. Auth. Hlth. Facs. Rev. Series 2004 (Freeman Hlts. Sys. Proj.), 3.875%, 2/15/07	260,770
500,000	Kansas City Port Auth. Facs. Rev. Series 1995A (Riverfront Park Proj.), 5.75%, 10/1/05	500,015
895,000	MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09	900,728
	MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Refunding:
825,000	Series 1996, 5.25%, 12/1/09	853,842
150,000	Series 1999 (Tri-Co. Water Auth. Proj.)(Radian insured), 5.50%, 4/1/07	154,866
5,000	St. Louis Co. Single Family Res. Mtg. Series 1984 (MBIA insured), 6.75%, 4/1/10	5,051
1,000,000	St. Louis Industrial Dev. Auth. Tax-Exempt Impt. Rev. Series 1998 (St. Louis Zoo Fdn.)
	(LOC Nationsbank), 5.10%, 8/15/12	1,035,320

		8,789,744

Montana (0.4%)
1,135,000	Crow Finance Auth. Tribal Purpose Revenue Series 1997A, 5.70%, 10/1/27	1,179,776
	Forsyth Pollution Ctrl. Rev. Refunding Series 1993 (Montana Power Co. Proj.):
130,000	(Ambac insured), 5.90%, 12/1/23	130,980
85,000	(MBIA insured), 6.125%, 5/1/23	85,210

		1,395,966

Nevada (2.5%)
2,500,000	Clark Co. Industrial Dev. Rev. Refunding Series 1992C (Nevada Pwr. Co.)(Ambac insured), 7.20%, 10/1/22	2,552,150
2,750,000	Clark Co. Pollution Ctrl. Rev. Refunding Series 1992B (Nevada Pwr. Co. Proj.)(FGIC insured), 6.60%, 6/1/19	2,776,235
600,000	Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17	670,716
	NV Hsg. Dev. SF Mtg. Program:
255,000	Mezzanine Series 1998B-1, 5.30%, 4/1/16	263,922
400,000	6.00%, 6/1/08	400,776
1,000,000	6.125%, 6/1/12	1,004,220
1,000,000	Washoe Co. Gas & Water Fac. Rev. Refunding Series 1987 (AMBAC insured), 6.30%, 12/1/14	1,020,340

		8,688,359

New Hampshire (1.2%)
	Manchester Hsg. & Redev. Auth. Rev.:
300,000	Series 2000B (Radian insured) zero coupon, 5.25% effective yield on purchase date, 1/1/19	154,707
875,000	Sereis 2000B (ACA insured), zero coupon, 6.00% effective yield on purchase date, 1/1/21	377,956
890,000	Series 2000A (ACA insured), 6.75%, 1/1/15	957,542

See accompanying notes to portfolios of investments on page 62.

Sit Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

500,000	NH Hlth. & Educ. Fac. Auth. Rev. Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14	518,990
	NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
155,000	5.00%, 7/1/10	158,272
500,000	5.00%, 7/1/16	502,645
690,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.), 5.75%, 8/1/12	709,141
390,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Monadnock Cmnty. Hosp.), 5.25%, 10/1/07	398,026
510,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08	524,734

		4,302,013

New Jersey (0.3%)
1,060,000	NJ Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2003, 4.375%, 6/1/19	1,073,038

New Mexico (0.5%)
970,000	NM MFA Forward Mortgage-Backed Series 1995E (GNMA collateralized), 6.95%, 1/1/26	1,004,241
500,000	NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003A (Villa Del Oso Apts. Proj.), 6.00%, 7/1/17	501,705
160,000	Taos Co. Gross Receipts Tax Rev. Series 2004 (Co. Education Improvement Proj.), 3.25%, 10/1/08	156,282

		1,662,228

New York (1.4%)
170,000	Monroe Co. Industrial Dev. Agy. Student Hsg. Rev. Series 1999-A (Collegiate Hsg. Fdn. - Rochester Institute of Technology Proj.), 4.90%, 4/1/09	171,824
1,230,000	NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24	1,265,178
85,000	NY Dorm Auth. Rev. Series 2002 (FHA insured), 4.00%, 2/1/12	84,734
950,000	NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21	940,301
505,000	NY Unrefunded Balance G.O. Series 1996-G, 5.75%, 2/1/17	516,463
	NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
500,000	Series 2003-B1, 4.00%, 6/1/07	506,840
160,000	Series 2003-C1, 5.00%, 6/1/11	162,045
250,000	Series 2003-C1, 5.25%, 6/1/13	262,347
500,000	Series 2003-C1, 5.50%, 6/1/14	533,420
500,000	Westchester Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2005, 4.50%, 6/1/21	499,525

		4,942,677

North Carolina (0.3%)
270,000	Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp. Proj.), 5.25%, 12/1/09	270,435
250,000	NC Med. Care Commission Hosp. Rev. Series 1995 (Gaston Memorial Hsop. Proj.), 5.50%, 2/15/19	256,707
500,000	NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A (The ARC of NC Proj.), 4.65%, 10/1/14	498,215

		1,025,357

Ohio (2.4%)
2,780,000	Akron C.O.P. Series 1996 (Akron Baseball Stadium Proj.), 6.90%, 12/1/16 (5)	2,955,891
75,000	Akron Waterworks Rev. Refunding Series 1996 (MBIA insured), 4.80%, 3/1/07	76,601
1,235,000	Bellefontaine Hosp. Rev. Refunding Series 1993 (Mary Rutan Hlth. Assoc.), 6.00%, 12/1/13	1,239,001
295,000	Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999A (Port of Cleveland Bond Fund Capital
	Imprv. Proj.), 5.375%, 5/15/19	298,044
	Cleveland-Cuyahoga Port. Auth. Dev. Rev. :
700,000	Series 2004D (Garfield Heights Proj.), 5.25%, 5/15/23	701,652
610,000	Series 2004E (Meyers Univ. Proj.), 4.65%, 5/15/14	610,872
530,000	Series 2004E (Meyers Univ. Proj.), 5.60%, 5/15/25	537,902
275,000	Series 2005B (Fairmount Proj.), 5.125%, 5/15/25	271,799
550,000	Dayton Airport Rev. Refunding Series 1995 (Cox-Dayton Intl. Proj.)(Ambac insured), 5.25%, 12/1/15	557,233
1,000,000	Dayton Special Facs. Rev. Refunding Series 1998A (Emery Air Freight Proj.), 5.625%, 2/1/18	1,060,310

		8,309,305

Quantity ($)	Name of Issuer	Market Value ($)(1)

Oklahoma (2.7%)
	Citizen Potawatomi Nation Tax Rev. Series 2004A:
660,000	5.00%, 9/1/08	662,284
500,000	6.50%, 9/1/16	520,840
	Langston Econ. Dev. Auth. Rev. Series 2005A (Langston Univ. Proj.) (ACA insured):
1,000,000	5.00%, 5/1/30	1,003,740
250,000	5.00%, 5/1/35	249,490
	Comanche Co. Hosp. Auth. Rev.:
415,000	Series 1993A (Connie Lee insured), 5.375%, 7/1/23	421,540
200,000	Refunding Series 2004 (Radian insured), 3.75%, 7/1/06	200,774
	Norman Regl. Hosp. Auth. Rev. Refunding Series 1996A (MBIA insured):
1,500,000	5.625%, 9/1/16	1,561,095
250,000	5.625%, 9/1/21	259,810
	OK Dev. Fin. Auth. Hosp. Rev. Series 2003A (Duncan Regl. Hosp. Proj.):
670,000	4.00%, 12/1/05	670,965
800,000	4.00%, 12/1/06	805,448
200,000	5.00%, 10/1/05	200,008
335,000	Stillwater Med. Ctr. Auth. Rev. Series 2005, 4.50%, 5/15/07	339,365
1,345,000	Tulsa Industrial Auth. Educ. Fac. Rev. Refunding Series 1999B (Holland Hall School Proj.), 5.00%, 12/1/14	1,389,479
995,000	Valley View Hosp. Auth. Rev. Refunding Series 1996, 6.00%, 8/15/14	1,030,352

		9,315,190

Oregon (1.0%)
3,005,000	Cow Creek Band Umpqua Tribe of Indians Rev. Series 1998B (Ambac insured), 5.10%, 7/1/12	3,040,008
200,000	Klamath Falls Intercmnty. Hosp. Auth. Rev. Refunding Series 2002 (Merle West Med. Ctr. Proj.),
	5.20%, 9/1/09	205,912
310,000	OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000K, 5.70%, 7/1/22	313,918

		3,559,838

Pennsylvania (5.4%)
200,000	Abington Co. School Dist. G.O. Series 1997 (FGIC insured), 5.125%, 5/15/26	204,856
	Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.):
245,000	3.30%, 4/1/08	241,440
135,000	3.875%, 4/1/10	134,310
115,000	Allegheny Co. Redev. Auth. Tax Alloc. Rev. Series 2000-B (Waterfront Proj.), 5.75%, 12/15/05	115,536
500,000	Beaver Co. Area School Dist. G.O. Series 2001, (FGIC insured), 4.85%, 1/15/19	507,820
	Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev.:
240,000	Series 1977 (St. Joe Minerals Corp. Proj.), 6.00%, 5/1/07	244,296
300,000	Series 1995-A (Ambac insured) (OH Edison Beaver Valley Proj.), 7.05%, 10/1/20	306,954
1,150,000	Refunding Series 1995A (Toledo Edison Proj.), 7.75%, 5/1/20	1,178,244
565,000	Chartiers Valley Industrial & Commercial Dev. Auth. Rev. Refuning Series 2003-A
	(Friendship Village South Proj.), 4.75%, 8/15/11	571,859
85,000	Delaware Co. Auth. Hosp. Rev. Series 1994 (Crozer-Chester Proj.)(MBIA insured), 5.30%, 12/15/20	85,301
2,750,000	Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12	2,764,437
	Horizon Hosp. System Auth. Hosp. Rev. Series 1996 (Horizon Hosp. Sys.):
715,000	6.15%, 5/15/08	740,161
710,000	6.25%, 5/15/09	734,900
1,145,000	6.30%, 5/15/11	1,185,350

See accompanying notes to portfolios of investments on page 62.

Sit Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Lehigh Co. General Purpose Auth.:
500,000	Rev. Refunding Series 1996-B (Cedar Crest College), 6.65%, 4/1/17	514,305
610,000	Rev. Series 2004-A (Good Shepherd Group), 4.00%, 11/1/09	615,941
500,000	McKean Co. Hosp. Auth. Rev. Refunding Series 1994 (Bradford Hosp. Proj.) (ACA insured), 6.00%, 10/1/13	505,045
250,000	Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28	254,248
	PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny Delaware Valley Obligated Group, Inc.) (MBIA insured):
150,000	5.500%, 11/15/08	159,006
3,890,000	5.875%, 11/15/16	4,077,226
	PA Higher Educ. Fac. Auth. Rev. Series (Widener Univ. Proj.):
100,000	3.00%, 7/15/07	99,476
190,000	3.10%, 7/15/08	188,149
590,000	PA Hgr. Educ. Fac. Auth. Rev. Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30	631,766
650,000	PA Water Auth. Rev. Series 1999 (FGIC insured), 4.85%, 11/1/22	650,670
1,000,000	Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. Series 1993-A (Temple Univ. Hosp. Proj.), 6.50%, 11/15/08	1,048,400
1,200,000	Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29	1,278,948

		19,038,644

Puerto Rico (0.4%)
1,250,000	Puerto Rico Aqueduct & Swr. Auth. Rev. Refunding Series 1995, 5.00%, 7/1/19	1,283,238

Rhode Island (0.5%)
995,000	RI Hsg. & Mtg. Fin. Corp. Rental Hsg. Program Rev. Series 1993A (Section 8), 5.65%, 10/1/08	996,264
260,000	RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%, 10/1/15	265,655
260,000	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.375%, 7/1/07	264,423
280,000	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1996 (Roger Williams Univ.)(Connie Lee insured), 5.375%, 11/15/24	291,206

		1,817,548

South Carolina (0.7%)
	Newberry Investing Children’s Educ. Installment Rev. Series 2005 (Newberry Co. School Dist. Proj.):
500,000	3.50%, 12/1/07	499,850
245,000	4.00%, 12/1/08	247,514
1,000,000	5.25%, 12/1/21	1,043,990
650,000	SC Educ. Facs. Auth. Rev. Series 1996A (Furman Univ. Proj.)(MBIA insured), 5.50%, 10/1/26	676,260

		2,467,614

South Dakota (0.5%)
1,350,000	SD Hlth. & Educ. Fac. Auth. Rev Series 2001C (Sioux Valley Hosp. & Health Sys. Proj.) (LOC US Bank) (Mandatory Put 11/1/06), 4.85%, 11/1/19	1,362,447
400,000	SD Hlth. & Educ. Fac. Auth. Rev. Series 1994 (Huron Regional Med. Ctr. Proj.), 7.25%, 4/1/20	404,964

		1,767,411

Tennessee (2.5%)
750,000	Johnson City Power Board Elec. Sys. Rev. Sub Antic Notes Series 2005, 3.50%, 9/1/10	741,833
240,000	Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Refunding Series 2001A (GNMA collateralized), 6.625%, 3/20/36	264,924
	Shelby Co. Hlth, Educ. & Hsg. Fac. Board Multifamily Hsg. Rev.: (CME Memphis Apts. Proj.):
	(CME Memphis Apts. Proj.):
1,850,000	Senior Series 1998A, 5.35%, 1/1/19 (8) (9)	933,677
7,875,000	Senior Series 1998A, 5.55%, 1/1/29 (8) (9)	3,915,056
1,630,000	Subordinate Series 1998C, 6.00%, 1/1/29 (8) (9)	28,525

Quantity ($)	Name of Issuer	Market Value ($)(1)

	(Eastwood Park Apts. Proj.):
1,000,000	Senior Series 1995 A2, 6.40%, 9/1/25 (8) (9)	694,680
405,000	Subordinate Series 1995C, 7.50%, 9/1/25 (8) (9)	40,500
	(Raleigh Forest & Sherwood Apts. Proj.):
2,670,000	Senior Series 1996A, 6.60%, 1/1/26 (8) (9)	2,250,677
610,000	Subordinate Series 1996C, 7.25%, 1/1/26 (8) (9)	61,000

		8,930,872

Texas (13.2%)
2,500,000	Arlington Special Oblig. Rev. Series 2005-A (Special Tax-Dallas Cowboys Proj.), 5.00%, 8/15/34	2,704,425
	Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
750,000	Series 2001-A (Convention Center), 6.375%, 1/1/16	792,090
850,000	Series 2001-B (ZC Specialty Ins. Co.), 5.75%, 1/1/16	908,242
500,000	Series 2001-B (ZC Specialty Ins. Co.), 6.00%, 1/1/23	534,075
20,000	Austin Utilities System Rev. Refunding Series 1993 (MBIA insured), 5.25%, 5/15/18	20,032
1,000,000	Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement Services, Inc. Obligated Group, Proj.), 5.00%, 11/15/11	1,034,130
	Beaumont HA Multifamily Mtg. Rev. Series 1993-A (Section 8):
385,000	6.65%, 11/1/07	375,729
590,000	6.75%, 11/1/10	554,476
1,500,000	Bexar Co. Hlth. Fac. Dev. Corp. Rev. Refunding Series 1993 (Incarnate Word Hlth. Svcs. Proj.) (FSA insured), 6.10%, 11/15/23	1,569,720
	Bexar Co. HFC Multifamily Hsg. Rev.:
570,000	Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30	571,425
170,000	Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.), 7.50%, 12/1/14	175,836
545,000	Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22	585,041
650,000	Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33	665,359
6,268,000	Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts. Proj.), 6.75%, 10/20/32	6,797,709
200,000	Denison Hosp. Rev. Series 1997 (Texoma Med. Ctr., Inc. Proj.), 6.125%, 8/15/17	203,910
200,000	Fort Bend Co. Utility Dist. No. 30 G.O. Refunding Series 1996 (Radian insured), 5.90%, 9/1/15	200,404
500,000	Harris Co. Rev. Refunding Sr. Lien Series 2005-A (Toll Road Proj.) (FSA insured), 5.25%, 8/15/35	524,045
	Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.):
255,000	4.00%, 8/15/06	255,706
515,000	4.00%, 2/15/07	516,828
700,000	5.00%, 8/15/19	706,636
750,000	Houston Cmnty. College G.O. Refunding Series 2005, 5.00%, 2/15/12	767,587
500,000	Lewisville Combination Contract Rev. Refunding Series 2004 (ACA insured), 5.75%, 9/1/12	547,230
71,421	Midland HFC Single Family Mtg. Rev. Refunding Series 1992 A-2, 8.45%, 12/1/11	73,652
	Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
1,000,000	Series 1996-A, 6.30%, 2/15/12	1,014,170
755,000	Series 2000-A, 7.00%, 2/15/10	805,562
500,000	North Central Hlth. Fac. Dev. Corp. Rev. Refunding Series 1995 (Baylor Hlth. Care Sys.), 5.50%, 5/15/13	516,540
7,272,000	Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized) (Highland Oaks Apts. Proj.), 6.75%, 9/20/32	7,846,852
266,760	Odessa HFC Single Family Mtg. Rev. Refunding Series 1992-B Class B-2, 8.125%, 11/1/11	275,960
500,000	Red River Auth. Pollution Ctrl. Rev. Refunding Series 1991 (AMBAC insured), 5.20%, 7/1/11	510,915
	Richardson Hosp. Auth. Rev. Refunding Series 1998 (Baylor/Richardson Proj.):
500,000	5.50%, 12/1/18	517,575
1,375,000	5.625%, 12/1/28	1,415,631

See accompanying notes to portfolios of investments on page 62.

Sit Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

315,000	Tarrant Co. Hlth. Facs. Dev. Corp. Rev. Series 1997-A (So. Central Nursing Proj.), 6.00%, 1/1/37	346,169
515,000	Tarrant Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2000 (Adventist Hlth. Sys. Proj.), 5.80%, 11/15/05	516,895
	Tarrant Co. HFC Multifamily Hsg. Rev:
530,000	Senior Series 2001-A (Westridge Apts. Proj.), 5.50%, 6/1/11	241,230
490,000	Subordinate Series 2001-C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (8)(9)	146,682
2,000,000	Tomball Hosp. Auth. Rev. Refunding Series 1993, 6.125%, 7/1/23	2,026,400
	TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
845,000	Senior Series 2001-A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08	865,077
740,000	Junior Series 2001-B (NHT / GTEX Proj.), 6.75%, 10/1/16 (8)(9)	148,052
	TX Dept. Hsg. & Cmnty. Affairs Multifamily Hsg. Rev.:
850,000	Senior Series 1996-A (Harbors & Plumtree Apts. Proj.), 6.35%, 7/1/16	873,460
3,610,000	Senior Series 1996-A (Harbors & Plumtree Apts. Proj.), 6.45%, 7/1/26	3,707,434
855,000	Subordinate Series 1996-C (Harbors & Plumtree Apts. Proj.), 7.375%, 7/1/26	873,630
730,000	TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16	749,666
695,000	TX Turnnpike Auth. Rev. Series 1995 (George Bush Turnpike Proj.)(FGIC insured), 5.00%, 1/1/25	704,695
	TX Water Dev. Brd. State Revolving Fund Sr. Lien Rev.:
500,000	Series 1996-A, 5.25%, 7/15/17	507,805
250,000	Series 1996-B, 5.125%, 7/15/18	255,580
295,000	Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997-B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27	311,762

		46,262,029

Utah (0.7%)
725,000	Eagle Mountain Water & Sewer Rev. Refunding Series 2000 (ACA insured), 5.60%, 11/15/13	775,039
	Salt Lake Co. College Rev. (Westminster College Proj.):
1,000,000	Series 1997, 5.75%, 10/1/27	1,042,420
	Series 1999:
120,000	5.15%, 10/1/11	126,492
125,000	5.20%, 10/1/12	131,139
130,000	5.25%, 10/1/13	135,983
240,000	UT Hsg. Finance Agy. Multifamily Refunding Rev. Series 1996A (Section 8) (FHA insured), 6.10%, 7/1/22	248,501

		2,459,574

Vermont (0.3%)
	VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
420,000	Series 1998 (Norwich Univ. Proj.), 5.13%, 7/1/09	437,392
150,000	Series 2002A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07	149,660
400,000	Series 2003A (Vermont Law School Proj.), 5.00%, 1/1/13	411,068

		998,120

Virginia (1.0%)
415,000	Alexandria Industrial Dev. Auth. Rev. Pollution Control Refunding Series 1994 (Potomac Electric Proj.) (MBIA insured), 5.375%, 2/15/24	418,112
650,000	Chesapeake Hosp. Auth. Fac. Rev. Refunding Series 2004A (Chesapeake Gen. Hosp. Proj.), 4.25%, 7/1/16	623,896
250,000	Chesterfield Co. Industrial Dev. Auth. Pollution Ctrl. Rev. Series 1987A Rmktg. (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17	272,145
385,000	Hanover Co. Indus. Dev. Auth. Rev. Series 1995 (Bon Secours Hlth. Sys. Proj.), 5.50%, 8/15/25	393,485

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese Arlington):
1,000,000	4.375%, 10/1/13	1,000,670
100,000	5.00%, 10/1/18	101,814
	VA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2005:
500,000	5.25%, 6/1/19	518,385
250,000	5.50%, 6/1/26	260,252

		3,588,759

Washington (0.7%)
200,000	Energy Northwest Wind Proj. Rev. Series 2001B, 4.55%, 7/1/06	201,284
350,000	Skagit Co. Public Hosp. Rev Refunding Series 2003, 3.75%, 12/1/05	350,070
500,000	Skagit Co. Public Hosp. Dist. No. 001 Rev. Series 2005 (Skagit Valley Hosp. Proj.), 5.50%, 12/1/13	534,610
125,000	Sumner Impt. Dist. No. 70 Special Assessment Series 2005, 2.75%, 1/15/22	124,768
500,000	WA HFC Nonprofit Hsg. Rev. Refunding Series 1995A (Horizon House Proj.), 6.125%, 7/1/27	513,215
260,000	WA Hgr. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. Puget Sound Proj.) (MBIA insured), 5.375%, 10/1/30	273,073
400,000	WA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2002, 5.00%, 6/1/08	411,032

		2,408,052

West Virginia (1.0%)
3,500,000	Pleasants Co. Pollution Ctrl. Rev. Series 1995C (Monongahela Pwr. Co.), 6.15%, 5/1/15	3,574,795

Wisconsin (3.9%)
30,000	WI Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 1997A, 6.00%, 3/1/17	31,124
1,000,000	WI HEDA Hsg. Rev. Series 1993C (MBIA insured)(Section 8), 5.80%, 11/1/13	1,014,340
	WI Hlth. & Educ. Fac. Auth. Rev.:
550,000	Series 1995 (Franciscan Sisters Proj.)(Connie Lee insured), 5.50%, 2/15/14	562,067
335,000	Series 1996 (Meriter Hosp., Inc. Proj.), 6.00%, 12/1/06	338,387
750,000	Refunding Series 1997B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20	795,810
195,000	Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28	195,312
520,000	Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09	540,124
	Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
670,000	5.00%, 5/15/06	677,383
705,000	5.10%, 5/15/07	724,395
740,000	5.15%, 5/15/08	770,207
820,000	5.35%, 5/15/10	871,357
865,000	5.45%, 5/15/11	917,367
1,510,000	Series 1999A (Aurora Hlth. Care Proj), 5.60%, 2/15/29	1,549,638
200,000	Series 1999B (Aurora Hlth. Care Proj), 5.50%, 2/15/15	207,192
500,000	Series 1999B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29	512,705
780,000	Series 1999 (FH Hlth. Care Dev., Inc. Proj.), 6.25%, 11/15/28	864,162
900,000	Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28	933,381
	Series 2001 (Agnesian Healthcare, Inc. Proj.):
150,000	5.00%, 7/1/06	151,918
550,000	6.00%, 7/1/17	591,652
340,000	6.00%, 7/1/21	362,906
105,000	Series 2004A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11	103,601
450,000	Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24	473,071
600,000	Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15	598,032

		13,786,131

See accompanying notes to portfolios of investments on page 62.

Sit Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Wyoming (0.2%)
615,000	Sweetwater Co. Pollution Ctrl. Rev. Refunding Series 1996A (Idaho Pwr. Co. Proj.), 6.05%, 7/15/26	637,195

Total municipal bonds (cost: $350,075,146)		344,700,966

Closed-end Mutual Funds (0.6%) (2)
98,000	Blackrock Insured Municipal Term Trust 2008	1,544,480
18,000	Blackrock NY Insured Municipal Term Trust 2008	280,260
20,000	Van Kampen Muni Income Trust	175,400
20,000	Van Kampen Sector Muni Trust	253,600

Total closed-end mutual funds (cost: $2,283,221)		2,253,740

Short-term Securities (2.6%) (2)
4,660,416	Dreyfus Tax-Exempt Cash Management Fund, 2.37%	4,660,416
2,250,000	SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/24	2,250,000
2,100,000	SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/30	2,100,000

Total short-term securities (cost: $9,010,415)		9,010,416

Total investments in securities (cost: $361,368,782) (7)		$355,965,122

See accompanying notes to portfolios of investments on page 62.

This page has been left blank intentionally.

Sit Minnesota Tax-Free Income Fund Six Months Ended September 30, 2005 Senior Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

        The Sit Minnesota Tax-Free Income Fund provided a +2.78% return for the six months ended September 30, 2005, compared with a return of +1.81% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 4.31% and its 12-month distribution rate was 4.21%, compared with 4.49% and 4.33%, respectively, six months ago.

        Despite four federal funds rate increases totaling 100 basis points, municipal yields were fairly stable during the period. Short term tax-exempt yields rose approximately 0.30%, longer term yields fell approximately 0.20% and intermediate yields were little changed. The Fund benefited from its holdings in several distinct sectors, including the multifamily housing, hospital, industrial revenue, lease, and other revenue sectors, the latter which includes tax increment bonds. These sectors saw price stability or gains as investors continued to seek yield. Sectors which underperformed included the single family housing sector, as prepayment fears offset the potential for price gains, and the Fund’s lower yielding general obligation bond holdings.

        During the period, several issues held by the Fund were refunded or advance refunded. Multifamily sector holdings decreased by 8.7% to 23.2%, industrial revenue bonds decreased by 1.5% to 6.2%, and general obligation and education issues both decreased by about 1.0%. A number of prerefunded holdings were sold, taking advantage of price gains. Nonetheless, the Fund held a 5.7% weighting in that sector at the end of September, compared to 0.6% six months ago. Purchases focused on securities that provided attractive risk-adjusted yields. Hospital and lease holdings both increased by just over 2.0% to 21.6% and 4.1%, respectively, while single family bonds increased by 3.0% to 5.8%. Along with the refunding activity and sales, nonrated holdings decreased by 5.9% to 31.4%. The Fund’s average credit quality remains A.

        We expect interest rates to move higher in 2006 as economic growth remains solid with rebuilding from Hurricane Katrina and inflation concerns increase as higher energy prices work their way into the system. The Fund’s implied duration was 4.1 years, which was little changed from six months ago, and is relatively short to reduce the risk of price depreciation as interest rates rise. In addition, this short duration will allow the Fund to take advantage of attractive reinvestment opportunities at higher yield levels in the coming year.

INVESTMENT OBJECTIVE AND STRATEGY

        The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

        During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

PORTFOLIO SUMMARY

Net Asset Value 9/30/05:	$10.16 Per Share
3/31/05:	$10.09 Per Share
Total Net Assets:	$251.0 Million
30-day SEC Yield:	4.31
Tax Equivalent Yield:	7.20(1)
12-Month Distribution Rate:	4.21
Average Maturity:	12.5 Years
Duration to Estimated Avg. Life:	3.7 Years(2)
Implied Duration:	4.1 Years(2)

(1) For individuals in the 35.0% federal tax and 7.85% MN tax brackets (2) See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit MN Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper MN Muni. Bond Fund Index

3 Month**	0.51%	-0.10%	-0.14%
6 Month**	2.78	1.81	n/a
1 Year	4.80	1.45	3.88
5 Years	5.42	5.13	5.72
10 Years	5.16	4.96	5.21
Inception	5.26	4.99	5.00
(12/1/93)

CUMULATIVE TOTAL RETURNS*

	Sit MN Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper MN Muni. Bond Fund Index

1 Year	4.80%	1.45%	3.88%
5 Years	30.21	28.40	32.07
10 Years	65.35	62.34	66.17
Inception	83.44	77.89	78.19
(12/1/93)

*As of 9/30/05.	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Municipal Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2)     Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/1/93) and held until 9/30/05 would have grown to $18,344 in the Fund or $17,789 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Sit Minnesota Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Municipal Bonds (93.1%) (2)
Education/Student Loan (3.5%)
1,000,000	Minneapolis Rev. Series 1997-A (Univ. Gateway Proj.), 5.25%, 12/1/17	1,040,710
	Minnesota Higher Educ. Fac. Auth. Rev.:
750,000	Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20	757,755
100,000	Series 1998-4R (St. Olaf College), 5.25%, 10/1/23	101,766
458,000	Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14	459,896
700,000	Series 1999-4Y (Augsburg College), 5.05%, 10/1/13	721,063
150,000	Series 1999-4Y (Augsburg College), 5.20%, 10/1/16	154,138
75,000	Series 1999-4Y (Augsburg College), 5.30%, 10/1/27	76,855
700,000	Series 2005-6C (Augsburg College), 5.00%, 5/1/23	723,667
100,000	Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09	101,799
275,000	Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13	279,067
100,000	Series 2000-5D (College Art & Design), 5.75%, 5/1/08	105,134
50,000	Series 1998-4T (St. Benedict College), 5.125%, 3/1/13	50,526
110,000	Series 1996-4A1 (University of St. Thomas), 5.625%, 10/1/21	112,142
	Series 2004-5U (St. Mary's Univ.):
200,000	2.00%, 10/1/05	199,994
270,000	3.75%, 10/1/13	263,879
310,000	Northfield Lease Rev. Series 1999-A (Village School Proj.), 7.50%, 12/1/24	246,754
550,000	Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13	556,044
	St. Paul Hsg. & Redev. Auth. Lease Rev.:
120,000	Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24	125,288
825,000	Series 2001-A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11	830,544
750,000	Series 2001-A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15	765,540
350,000	Series 2001-A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19	360,622
415,000	Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12	420,636
100,000	Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11	101,107
	Winona Port. Auth. Lease Rev. Series 1999-A (Bluffview Montessori School Proj.):
80,000	5.80%, 12/1/06	81,959
85,000	5.90%, 12/1/07	88,631
165,000	8.00%, 12/1/24	174,012

		8,899,528

Escrowed to Maturity/Prerefunded (5.7%)
515,000	Carver Co. Hsg. & Redev. Auth. Hsg. & Dev. Gross Rev. Ltd.Tax G.O. (Chanhassen Apts. Proj.), 7.00%, 1/1/25	530,677
	Cloquet Multifamily Hsg. Rev. Refunding Series 2001-A (HADC Proj.):
60,000	6.25%, 2/1/06	60,610
60,000	6.50%, 2/1/07	62,430
75,000	7.10%, 2/1/10	79,337
180,000	Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.), Subordinate Series 1995-C, 9.00%, 1/20/15 (4)	196,333
225,000	Goodhue Co. Econ. Dev. Auth. Rev. Series 1997-A (Courts Bldg. Proj.), 5.75%, 2/1/13	227,180
	Inver Grove Heights Senior Hsg. Rev. (PHM/Inver Grove, Inc Proj):
105,000	Series 2001-A, 5.50%, 5/1/08	106,257
110,000	Series 2001-A, 5.50%, 11/1/08	111,317
65,000	Series 2001-B, 5.00%, 5/1/06	65,751
70,000	Series 2001-B, 5.25%, 5/1/07	70,823
75,000	Series 2001-B, 5.50%, 5/1/08	75,898
80,000	Series 2001-B, 5.60%, 5/1/09	80,965

Quantity ($)	Name of Issuer	Market Value ($)(1)

70,000	Series 2001-B, 5.00%, 11/1/06	70,808
75,000	Series 2001-B, 5.50%, 11/1/08	75,898
80,000	Series 2001-B, 5.60%, 11/1/09	80,965
100,000	Series 2001-B, 7.00%, 11/1/31	101,325
	Lake Crystal Public Utilities Comm. Electric Rev. Series 1998:
40,000	4.80%, 12/1/06	40,123
130,000	5.45%, 12/1/13	130,542
120,000	5.50%, 12/1/16	120,510
3,035,000	Little Canada Multifamily Hsg. Rev. Series 1997-A (Hsg. Alt. Dev. Co. Proj.), 6.10%, 12/1/17	3,168,024
1,685,000	Maplewood Hlth. Care Fac. Rev. (Volunteers of America Care Ctrs. Proj.), 7.375%, 10/1/12	1,702,035
	Minnesota Higher Educ. Fac. Auth. Rev.:
125,000	Series 1992-3L1 (Carleton College), 5.75%, 11/1/12	127,111
425,000	Series 1996-4F1 (Augsburg College), 6.25%, 5/1/23	437,491
50,000	Series 1997-4J (Macalester College), 5.40%, 3/1/09	51,640
800,000	Series 1997-4L (St. John's University), 5.35%, 10/1/17	835,328
400,000	Series 1997-4L (St. John's University), 5.40%, 10/1/22	418,048
	MN Public Facs. Auth. Wtr. Pollution Ctrl. Rev.: Series 1997:
70,000	Series 1996-B, 5.00%, 3/1/17	70,639
215,000	Series 1997, 5.00%, 3/1/12	220,988
105,000	Series 1997, 5.00%, 3/1/16	107,924
	MN Agr. & Econ. Dev. Board Rev. Series 2000-A (Fairview Hlth. Care System Proj.):
320,000	6.375%, 11/15/22	366,621
360,000	6.375%, 11/15/29	412,448
630,000	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20	666,175
2,520,000	Shoreview Sr. Hsg. Rev. Series 1996 (Shoreview Sr. Residence Proj.), 7.25%, 2/1/26	2,603,790
810,000	Steele Co. Hlth. Care Fac. Rev. Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20	872,516

		14,348,527

General Obligation (3.9%)
455,000	Albany Independent School Dist. No. 745 G.O. Series 2005-A, 3.25%, 9/1/06	455,878
	Apple Valley Equipment Certficates G.O. Series 2004:
35,000	2.50%, 10/1/05	35,000
40,000	2.50%, 10/1/06	39,824
300,000	Becker Co. G.O. Refunding Series 2001, 3.75%, 2/1/06	301,005
40,000	Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08	40,074
75,000	Cold Spring G.O. Series 2000, 5.15%, 2/1/09	76,453
100,000	Eagan G.O. Series 2000-A, 5.25%, 2/1/11	100,193
50,000	Hutchinson ISD No. 423 G.O. Series 1996-A, 5.85%, 2/1/18	52,864
50,000	Little Falls G.O. Series 1999-A, 5.00%, 2/1/11	50,872
50,000	Minneapolis Refunding G.O. Series 1993-A, 5.10%, 12/1/08	50,188
45,000	Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16	47,974
300,000	Minneapolis ISD No. 001 Series 1997, 5.00%, 2/1/09	302,019
4,000,000	MN G.O. Series 1997, 4.90%, 8/1/14	4,128,200
250,000	Montgomery ISD No. 394 G.O. Series 1997-A, 5.25%, 2/1/13	251,865
780,000	New Ulm ISD No. 088 Refunding G.O. Series 1998, 4.35%, 2/1/17	785,600
350,000	Owatonna ISD No. 761 G.O. Series 1996, 5.10%, 2/1/07	352,471
150,000	Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12	152,614
1,000,000	Savage G.O. Series 1996-A, 5.35%, 2/1/07	1,007,890
130,000	St. Anthony G.O. Series 2004-B, 1.55%, 2/1/07	127,141
100,000	St. Cloud Infrastructure Mgmt. Fund G.O. Series 1997-C, 4.70%, 3/1/06	100,152

See accompanying notes to portfolios of investments on page 62.

Sit Minnesota Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	St. Paul Cap. Impt. G.O. Series 2005:
835,000	4.00%, 3/1/06	839,208
290,000	4.00%, 9/1/06	293,097
100,000	St. Paul ISD No. 625 G.O. Series 1998-A, 5.00%, 2/1/12	100,687
100,000	St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12	104,675
30,000	Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13	30,192

		9,826,136

Hospital/Health Care (21.6%)
	Aitkin Hlth. Care Fac. Rev. Series 2001 (Riverwood Hlth. Care Ctr. Proj.):
250,000	6.00%, 2/1/06	251,262
250,000	6.25%, 2/1/07	255,232
	Alexandria Hlth. Care Fac. Rev. Series 2002-B (BSM Property - Bethany Home Proj.):
375,000	4.65%, 7/1/06	375,187
375,000	4.95%, 7/1/07	375,765
	Bemidji Hosp. Fac. Rev. Refunding (North Country Hlth. Proj.):
110,000	Series 1995, 6.05%, 9/1/24	110,175
1,035,000	Series 1996, 5.625%, 9/1/21	1,068,430
	Brooklyn Center Hlth. Care Fac. Rev. Series 1993 (Maranatha Proj.):
50,000	6.75%, 12/1/05	50,170
500,000	7.50%, 12/1/10	501,900
200,000	7.60%, 12/1/18	200,568
305,000	Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08	309,621
905,000	Columbia Heights Multifamily & Health Care Fac. Rev. Series 1998 (Crest View Corp. Proj.), 5.75%, 9/1/11	904,593
	Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):
100,000	4.75%, 9/1/08	101,372
75,000	5.50%, 9/1/11	77,495
	Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
	Series 1999-A:
1,000,000	5.75%, 6/1/14	1,028,660
1,000,000	6.00%, 6/1/19	1,029,260
235,000	Series 2005, 4.50%, 6/1/13	233,677
1,500,000	Detroit Lakes Hsg. Rev. Refunding Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34	1,504,155
400,000	Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%, 6/15/12	409,524
768,290	Duluth Sr. Hsg. Loan Participation Series 2004 (Lakeshore Proj.), 4.00%, 8/20/36	769,427
	Elk River Rev. Series 1998 (Care Choice Member Proj.):
1,000,000	5.60%, 8/1/13	1,016,610
160,000	5.75%, 8/1/23	161,275
850,000	Fergus Falls Hlth. Care Fac. Auth. Rev. Series 1995 (Lake Region Hosp. Corp.), 6.40%, 12/1/15	869,669
	Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.):
280,000	3.60%, 4/1/08	278,642
915,000	4.15%, 4/1/12	910,105
	Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
115,000	5.10%, 11/1/09	113,814
120,000	5.20%, 11/1/10	118,656
135,000	5.40%, 11/1/12	133,408
140,000	5.50%, 11/1/13	138,510
1,000,000	Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.), 5.00%, 9/1/20	1,050,240

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
100,000	4.00%, 10/1/06	100,073
250,000	4.00%, 10/1/07	249,442
255,000	4.125%, 10/1/08	253,381
300,000	4.375%, 10/1/09	298,587
	Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
305,000	Series 1999, 5.65%, 11/1/13	322,196
320,000	Series 1999, 5.70%, 11/1/14	337,347
150,000	Series 2003-B, 4.85%, 11/1/11	157,857
850,000	Series 2003-A, 5.85%, 11/1/23	923,304
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health Partners Proj.):
500,000	4.00%, 12/1/05	500,725
1,000,000	5.25%, 12/1/08	1,050,420
750,000	5.25%, 12/1/12	806,197
700,000	5.25%, 12/1/13	753,452
1,150,000	5.00%, 12/1/14	1,209,340
500,000	5.875%, 12/1/29	537,685
150,000	Minneapolis Hsg. & Hlth. Care Facs. Rev. Series 1997 (Augustana Chapel View Homes Proj.),
	6.75%, 6/1/27	151,200
	Minneapolis Hlth. Care Fac. Rev.:
1,045,000	Series 1993 (St. Olaf Res. Proj.), 7.00%,10/1/18	1,045,115
855,000	Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10	849,032
	Series 2004-A (Augustana Chapel View Homes Proj.):
270,000	3.50%, 1/1/06	269,428
280,000	4.00%, 1/1/07	278,466
315,000	5.20%, 1/1/11	317,854
500,000	5.75%, 1/1/19	508,320
500,000	5.80%, 1/1/24	507,260
400,000	5.50%, 12/1/30	399,968
	Series 2005 (Jones-Harrison Residence Proj.):
105,000	3.50%, 4/1/07	104,905
110,000	3.50%, 10/1/07	109,857
1,470,000	5.40%, 10/1/25	1,450,199
	Series 2005-E (Augustana Chapel View Homes Proj.):
190,000	4.00%, 6/1/08	190,631
200,000	4.20%, 6/1/09	201,160
205,000	4.40%, 6/1/10	206,400
220,000	4.55%, 6/1/11	222,277
240,000	4.80%, 6/1/13	242,155
250,000	4.90%, 6/1/14	251,642
255,000	5.00%, 6/1/15	257,249
270,000	5.10%, 6/1/16	272,668
285,000	5.25%, 6/1/17	288,320
	MN Agr. & Econ. Dev. Board Hlth. Care Rev.:
	Series 1999 (Benedictine Care Centers Proj.):
115,000	5.45%, 2/1/09	117,467
120,000	5.45%, 8/1/09	122,801
120,000	5.50%, 2/1/10	123,042
125,000	5.50%, 8/1/10	128,386

See accompanying notes to portfolios of investments on page 62.

Sit Minnesota Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	MN Agr. & Econ. Dev. Board Rev.:
	Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
410,000	5.80%, 8/1/08	431,804
750,000	6.55%, 8/1/16	828,330
770,000	Series 2002-B (Principal Custody Receipts Proj.), Zero coupon, 3.85% effective yield, 11/15/22	601,085
	Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
345,000	5.40%, 2/1/09	361,298
220,000	5.50%, 2/1/12	235,690
	Series 2000-A (Fairview Hlth. Care Sys. Proj.):
645,000	5.625%. 11/15/05	646,999
590,000	5.70%, 11/15/06	606,101
10,000	6.375%, 11/15/22	10,953
20,000	6.375%, 11/15/29	21,752
	New Hope Hlth. Care Facs. Rev. Series 1999 (St. Therese Home, Inc. Proj.):
45,000	Series 2003-B, 3.00%, 10/1/06	44,686
300,000	Series 2003-A, 5.90%, 10/1/23	310,773
	New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
1,000,000	5.90%, 3/1/19	1,036,080
400,000	5.875%, 3/1/29	410,124
	North Oaks Presbyterian Loan Participation:
599,856	Series 2004-B, 4.25%, 12/15/34	601,752
434,664	Series 2004-C, 4.38%, 12/15/34	436,038
290,602	Series 2004-D, 4.75%, 12/15/34	290,663
	Northfield Hospital Rev. Series 2001-C:
1,080,000	6.00%, 11/1/13	1,168,052
50,000	6.00%, 11/1/21	53,349
3,100,000	6.00%, 11/1/26	3,285,783
	Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
775,000	5.45%, 7/1/13	797,746
900,000	5.55%, 7/1/19	920,259
240,000	Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.), 5.00%, 7/1/10	246,516
75,000	Rochester Hlth. Care Fac. Rev. G.O. Series 1998-A (Mayo Foundation Proj.), 5.50%, 11/15/27	79,219
	Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.):
160,000	3.25%, 8/1/06	159,131
500,000	6.25%, 8/1/19	518,460
	Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
315,000	4.00%, 9/1/06	316,370
125,000	5.10%, 9/1/25	128,604
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
800,000	5.00%, 5/15/08	824,200
250,000	5.00%, 5/15/10	258,475
1,340,000	5.20%, 5/15/13	1,377,708
2,050,000	5.25%, 5/15/18	2,091,164
580,000	5.30%, 5/15/28	588,584
1,000,000	St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14	1,034,220
960,000	St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Refunding Series 1996-C
	(Franciscan Hlth. Cmmty. Proj., St. Mary's Home), 7.00%, 7/1/21	970,541
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
200,000	4.00%, 2/1/06	200,444
200,000	5.00%, 2/1/07	203,978

Quantity ($)	Name of Issuer	Market Value ($)(1)

300,000	4.00%, 2/1/11	297,144
200,000	5.00%, 2/1/13	205,674
225,000	5.00%, 2/1/14	229,597
400,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001A (Model Cities Hlth. Ctr. Proj.), 6.50%, 11/1/11	415,364
440,000	St. Paul Port Auth. Lease Rev. Series 2005A (Health East Midway Campus Proj.), 5.00%, 5/1/10	444,070
150,000	White Bear Lake First Mtg. Rev. Series 2004 (Health East Care Ctr. Proj.), 2.75%, 11/1/06	148,350

		54,300,340

Industrial / Pollution Control (6.2%)
2,180,000	Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08 (4)	2,191,925
1,305,000	Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10 (4)	1,289,444
500,000	Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22	504,845
655,000	East Grand Forks Industrial Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.), 5.40%, 4/1/11	681,645
180,000	Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22	183,220
1,000,000	Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001-B Zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15	897,390
1,500,000	Hugo Industial Dev. Rev. Refunding Series 2002 (MN Union Builders Proj.), 7.75%, 3/1/17 (4)(8)(9)	747,900
	MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
85,000	Series 1997, 5.00%, 3/1/12	87,244
45,000	Series 1997, 5.00%, 3/1/16	46,073
185,000	Series 2001-A, 5.00%, 3/1/19	196,189
210,000	Medina Industrial Dev. Rev. Refunding Series 1998 (Temroc Metals, Inc. Proj.), 5.10%, 10/1/05 (4)	210,000
	Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
280,000	7.25%, 5/1/14 (4)(8)(9)	140,311
505,000	7.375%, 5/1/17 (4)(8)(9)	252,323
20,000	7.375%, 5/1/20 (4)(8)(9)	9,976
10,000	7.50%, 5/1/24 (8)(9)	4,983
525,000	Puerto Rico Indus. Tourist, Educ., Medical and Environmental Control Facs. Financing Auth. Industrial Rev. Series 1998A (Guaynabo Warehouse for Emergencies Proj.), 4.35%, 7/1/06	529,006
	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
300,000	Series 2002, 4.00%, 5/15/10	303,147
2,095,000	Series 2002, 5.375%, 5/15/33	2,168,555
465,000	Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12	472,547
265,000	Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%, 4/1/18 (4)	265,533
1,250,000	Seaway Port Auth. Duluth Dock & Wharf Rev. Refunding Series 2004 (Cargill, Inc. Proj.), 4.20%, 5/1/13	1,266,187
	St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
150,000	4.75%, 3/1/08	153,550
95,000	5.125%, 3/1/12	98,710
500,000	5.35%, 3/1/18	516,760
	Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
750,000	Zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14	672,930
1,615,000	5.00%, 5/15/21	1,633,847

		15,524,240

Insured (8.6%)
50,000	Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19	51,246
280,000	Elk River G.O. Series 1999-3A (FGIC Insured), 5.00%, 2/1/13	281,912
	Goodhue Co. Econ. Dev. Auth. Lease Rev. Series 1998-A (MBIA insured):
450,000	4.65%, 2/1/12	452,399
475,000	4.70%, 2/1/13	477,613

See accompanying notes to portfolios of investments on page 62.

Sit Minnesota Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
565,000	5.25%, 9/15/18	576,916
240,000	5.30%, 9/15/28	243,466
20,000	Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10	20,038
100,000	Lake Crystal G.O. Series 2004-B (Ambac insured), 2.00%, 12/1/05	99,842
20,000	Marshall Lease Rev. Series 1998-A (Law Enforcement Ctr. Proj.)(MBIA insured), 4.40%, 2/1/06	20,026
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993-A
	(Healthspan Hlth. Sys. Proj.) (Ambac insured):
175,000	5.00%, 11/15/13	175,420
3,205,000	4.75%, 11/15/18	3,210,352
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev. (Ambac insured):
250,000	Series 1998-A, 5.00%, 1/1/22	259,470
1,650,000	Series 1998-B, 5.25%, 1/1/13 (4)	1,722,435
650,000	MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17	668,597
	NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004:
705,000	3.00%, 1/1/06	704,803
500,000	4.25%, 1/1/14	504,830
305,000	North Mankato Impt. G.O. Series 2000-A (FGIC insured), 4.75%, 2/1/10	306,726
	Perham Gas Utility Rev. Series 1999 (Radian insured):
300,000	5.35%, 6/1/19	316,698
50,000	5.45%, 6/1/29	51,250
200,000	Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
	(Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16	204,526
300,000	Scott Co. Hsg. & Redev. Auth. Ltd. Special Benefits Tax Series 1997-B (River City Centre Proj.),
	(Ambac insured), 5.45%, 2/1/20	313,479
100,000	Sleepy Eye Refunding & Impt. G.O. Series 2005-A (Ambac insured), 3.00%, 2/1/06	100,093
	St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
435,000	Series 1996-B, 5.00%, 7/1/20	443,613
200,000	St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured), 5.125%, 5/1/09	212,174
250,000	St. Louis Co. Hsg. & Redev. Auth. Rev. Series 1997 (Law Enforce. Proj.)(FGIC insured), 5.00%, 12/1/08	250,885
235,000	St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac insured), 5.55%, 5/15/23	235,425
2,480,000	St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
	(FSA insured), 7.10%, 11/1/23	3,088,493
100,000	St. Paul Ind. School Dist. No. 625 G.O. Series 1997-B (FSA insured), 4.65%, 2/1/06	100,150
130,000	Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac insured),
	5.50%, 12/1/15	136,301
165,000	Stillwater Cap. Outlay G.O. Series 1996-A (FSA insured), 5.375%, 2/1/11	166,320
2,750,000	Southern MN Muni Pwr. Agy. Pwr. Supply Sys. Rev. Series 2002-A (Ambac insured), 5.00%, 1/1/07	2,818,723
805,000	Waconia Hlth. Care Facs. Rev. Series 1999-A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29	877,144
300,000	Western MN Pwr. Agy. Rev. Refunding Series 1996-A (Ambac insured), 5.50%, 1/1/12	307,860
1,750,000	White Earth Band of Chippewa Indians Rev. Series 2000-A (ACA insured), 7.00%, 12/1/11	1,916,355
145,000	Worthington Perm. Impt. Revolving Fd. G.O. Series 1998-A (FSA insured), 4.50%, 2/1/10	145,692

		21,461,272

Multifamily Mortgage (23.2%)
	Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
	Villa Proj.) (GNMA collateralized):
40,000	4.90%, 8/1/09	41,252
1,520,000	5.25%, 8/1/18	1,552,786

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
50,000	Series 1995-A, 7.00%, 1/1/15	51,606
500,000	Series 1995-A, 7.25%, 1/1/26	516,250
650,000	Series 2000-A, 7.15%, 1/1/20	699,530
500,000	Series 2000-A, 7.25%, 1/1/32	535,850
494,531	Buffalo Hlth. Care C.O.P. Series 2004-C (Central MN Sr. Hsg., LLC Proj.), 7.50%, 2/20/33	494,749
250,000	Buffalo Rev. Refunding Series 1998 (Covenant Retirement Cmtys. Proj.), 4.55%, 12/1/05	250,280
	Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)(GNMA collateralized):
680,000	7.05%, 1/1/12	681,299
780,000	7.125%, 1/1/17	781,342
860,000	7.125%, 1/1/21	861,436
150,000	7.15%, 1/1/27	150,237
530,000	7.15%, 1/1/23	530,885
425,000	7.15%, 1/1/25	425,680
	Carver Co. Hsg. & Redev. Auth. Multifamily Hsg.:
1,280,000	Gross Rev. & Ltd. Tax Refunding Series 1997-A (Lake Grace Apts. Proj.), 6.00%, 7/1/28	1,295,258
650,000	Rev. Refunding Series 1997-A (Waybury Apts. Proj.), 5.875%, 8/1/27	669,240
400,000	Subordinate Rev. Refunding Series 1997-C (Waybury Apts. Proj.), 8.00%, 8/1/27	403,068
	Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
235,000	5.00%, 9/1/09 (4)	227,048
495,000	5.375%, 9/1/14 (4)	456,776
700,000	Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
	6.50%, 5/1/25	704,928
	Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
115,000	5.30%, 11/1/07	115,058
115,000	5.40%, 11/1/08	115,053
170,000	5.50%, 11/1/10	170,032
545,000	5.80%, 11/1/18	544,978
800,000	Dakota Co. Cmty. Dev. Agy. Hsg. Fac. Rev. Subordinate Series 2002-B
	(HADC Apple Valley Sr. Apts. Proj.), 7.50%, 8/15/43	789,992
1,930,000	Eagan Multifamily Hsg. Rev. Refunding Series 1997-A (Woodridge Apts. Proj.), 5.95%, 2/1/32	2,026,635
	Eden Prairie Multifamily Hsg. Rev. Refunding :
25,000	Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08	25,859
300,000	Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18	311,007
410,000	Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28	422,493
470,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21	513,555
675,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31	733,887
1,185,000	Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43	1,283,711
1,020,000	Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43	1,016,726
100,000	Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Refunding Series 1998-A
	(Trails Edge Apts. Proj.), 5.25%, 2/1/28	103,716
	Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
1,100,000	6.625%, 10/1/11	1,160,412
295,000	6.875%, 10/1/14	298,844
	Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
500,000	5.50%, 12/1/25	519,650
1,170,000	5.50%, 12/1/29	1,212,377

See accompanying notes to portfolios of investments on page 62.

Sit Minnesota Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
55,000	Series 1999-B, 5.00%, 10/1/09	55,957
500,000	Series 1999-A, 5.20%, 10/1/19	507,245
1,660,000	Series 1999-A, 5.30%, 10/1/29	1,674,060
130,000	Series 1999-B, 5.70%, 10/1/29	131,282
490,000	Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996-C (Auburn Apts. Proj.), 8.00%, 6/20/31	477,417
	Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
100,000	5.85%, 4/1/09	104,443
450,000	6.25%, 4/1/15	467,321
	Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
50,000	Series 2003-A, 3.50%, 10/1/06	50,020
115,000	Series 2003-A, 4.00%, 10/1/07	115,087
120,000	Series 2003-A, 4.50%, 10/1/08	120,133
1,400,000	Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29 (4)	1,263,164
	Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
1,605,000	Series 1999-A (GNMA collateralized), 6.75%, 7/20/30 (4)	1,691,076
100,000	Subordinate Series 1999-C-1, 8.00%, 11/1/30 (4)	101,724
260,000	Subordinate Series 1999-C-2, 8.00%, 11/1/30 (4)	264,482
200,000	Moorhead Econ Dev. Auth. Multifamily Rev. Series 1999-B (Eventide Sr. Hsg. Proj.), 5.90%, 6/1/19	200,804
	Minneapolis Multifamily Hsg. Rev.:
500,000	Series 2002-A (Keeler Apts. Proj.), 7.00%, 10/1/17	508,555
355,000	Series 1996 (Belmont Apts.), 7.25%, 11/1/16	355,838
500,000	Series 1996-A (Nicollet Towers) (Section 8), 5.60%, 6/1/08	519,415
5,020,000	Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19	5,131,143
1,000,000	Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18 (4)	1,017,380
330,000	Series 2000 (Garr Scott Loft Proj.)(LOC U.S. Bank), 5.95%, 5/1/30 (4)	345,190
50,000	Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08 (4)	49,618
	Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
125,000	6.80%, 7/1/10	129,406
240,000	6.90%, 7/1/11	247,042
50,000	MN HFA Rental Hsg. Rev. Series 1996-A, 6.10%, 8/1/27 (4)	51,423
85,000	MN HFA Rental Hsg. Rev. Series 2004-A, 4.875%, 8/1/24 (4)	86,127
100,000	MN HFA Rental Hsg. Rev. Series 2000-A (Section 8), 5.375%, 2/1/09 (4)	104,729
	Minnetonka Multifamily Hsg. Rev. Refunding Series 1999-A (GNMA collateralized) (Archer Heights Apts. Proj.):
540,000	5.10%, 7/20/13 (4)	561,530
975,000	5.20%, 1/20/18 (4)	1,007,253
	New Ulm Multifamily Rev. Series 1999 (HADC Ridgeway Proj.):
95,000	5.35%, 12/1/08	96,315
100,000	5.40%, 12/1/09	101,482
105,000	5.50%, 12/1/10	106,757
110,000	5.60%, 12/1/11	111,917
200,000	6.125%, 12/1/19	204,692
	Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
145,000	4.50%, 7/1/09	144,842
115,000	4.75%, 7/1/10	114,847
	Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
325,000	4.25%, 4/1/08	327,688
600,000	5.00%, 4/1/12	611,670

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Plymouth Multifamily Hsg. Rev. Refunding (Fox Forest Apts. Proj.) (GNMA collateralized):
1,650,000	Series 1996-A, 8.05%, 6/20/31	1,727,138
630,000	Series 1996-C, 8.00%, 6/20/31	615,138
500,000	Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%, 12/1/15	497,840
2,800,000	Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC Household Finance) (Mandatory Put 9/1/17) 6.375%, 9/1/37 (4)	3,103,352
	Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.):
2,820,000	5.60%, 10/1/13	2,840,671
100,000	5.875%, 10/1/28	100,506
80,000	Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17	80,346
	Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.):
110,000	3.50%, 5/1/08	109,036
115,000	3.75%, 5/1/09	114,042
100,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
	(Northway Manor Apts. Proj.)(Section 8), 5.35%, 12/1/18	99,061
1,585,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
	Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20	1,509,443
60,000	Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09	59,837
	St. Louis Park Multifamily Hsg. Rev. Refunding:
650,000	Series 1995 (FHA insured) (Knollwood Cmty. Hsg. Proj.), 6.15%, 12/1/16	664,268
500,000	Series 1998-A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20	516,860
200,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
	(Sun Cliffe Apts. Proj.)(GNMA collateralized), 5.875%, 7/1/15	204,760
3,230,000	St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
	Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33	3,454,679
755,000	Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14	779,175

		58,328,711

Municipal Lease (4.2%) (5)
	Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.):
185,000	2.125%, 2/1/06	184,236
500,000	5.125%, 2/1/24	516,225
40,000	Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28	40,689
31,538	Brooklyn Park C.O.P. Series 1996, 5.45%, 9/27/06	31,866
110,000	Burnsville Econ. Dev. Auth. Lease Rev. Series 1994-A, 5.90%, 12/1/05	110,276
175,000	Cambridge Econ. Dev. Auth. Public Fac. Lease Rev. Refunding Series 1998, 4.50%, 2/1/10	176,972
2,300,000	Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20	2,271,365
50,000	Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09	52,852
89,000	Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%, 8/1/13	89,108
415,000	Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.), 6.10%, 2/1/08	423,844
125,000	Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.), 5.00%, 9/1/09	129,503
140,000	Shorewood Econ. Dev. Auth. Public Safety Fire Fac. Lease Rev. Series 2002-A, 3.50%, 2/1/06	139,922
800,000	St. Cloud C.O.P. Series 1997, 5.90%, 12/1/17	801,848
1,336,732	St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18	1,414,851
	St. Paul ISD No. 625 C.O.P Series 1995-C:
1,000,000	5.125%, 2/1/06	1,001,890
40,000	5.40%, 2/1/10	40,082
400,000	St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%, 5/1/08	421,696

See accompanying notes to portfolios of investments on page 62.

Sit Minnesota Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
300,000	4.00%, 10/1/07	301,980
275,000	4.00%, 10/1/08	276,430
300,000	4.00%, 10/1/09	300,936
300,000	4.50%, 10/1/10	306,741
1,200,000	5.125%, 10/1/20	1,233,576

		10,266,888

Public Facilities (0.7%)
50,000	MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20	51,252
	St. Paul Recreational Facs. Gross Rev. Series 1996-D:
160,000	5.50%, 6/1/08	161,928
1,245,000	5.875%, 6/1/18	1,260,114
250,000	Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14	247,665

		1,720,959

Single Family Mortgage (5.8%)
	Dakota County Hsg. & Redev. Auth. Single Family Mtg. Rev.:
10,000	Series 1994-A (FNMA backed), 6.70%, 10/1/09 (4)	10,033
20,000	Series 1995 (FNMA & GNMA backed), 6.25%, 10/1/09 (4)	20,250
	Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
55,000	Series 1997, 6.25%, 11/1/30	58,790
1,250,000	Series 2005-A3, 5.10%, 4/1/27	1,323,163
915,000	Minneapolis Redev. Mtg. Rev. Series 1987-A (Riverplace Proj.) (LOC Bk. of Tokyo), 7.10%, 1/1/20	918,660
186,528	Minneapolis Residual Interest Mtg. Rev. Series 1995, 7.00%, 10/1/12	186,869
	MN HFA Single Family Mtg. Rev.:
200,000	Series 1994-E, 5.90%, 7/1/25	203,142
125,000	Series 1996-D, 6.00%, 1/1/16	127,959
90,000	Series 1997-A, 5.60%, 7/1/09	92,976
315,000	Series 1997-I, 5.50%, 1/1/17	325,571
195,000	Series 1996-H, 6.00%, 1/1/21	199,549
680,000	Series 1997-D, 5.85%, 7/1/19 (4)	687,147
35,000	Series 1997-E, 5.90%, 7/1/29 (4)	35,377
15,000	Series 1997-G, 6.00%, 1/1/18	15,389
965,000	Series 1998-C, 5.25%, 1/1/17	973,511
80,000	Series 1998-F-1, 4.75%, 7/1/07	80,054
60,000	Series 1998-F, 4.95%, 7/1/08	60,856
300,000	Series 1998-F-1, 5.45%, 1/1/17	306,825
90,000	Series 1998-F, 5.70%, 1/1/17	92,109
430,000	Series 1999-B, 5.25%, 1/1/20	437,108
120,000	Series 2000-A, 5.75%, 7/1/18	122,718
145,000	Series 2000-C, 6.10%, 7/1/30 (4)	148,889
35,000	Series 2001-B, 4.55%, 7/1/07 (4)	35,249
380,000	Series 2003-I, 4.30%, 7/1/11 (4)	387,843
665,000	Series 2003-I, 5.10%, 7/1/20 (4)	684,531
2,000,000	Series 2003-L-2, 2.35%, 1/1/31 (4)	1,978,120
5,000,000	Series 2005-D, 2.90%, 5/18/06	4,994,700

		14,507,388

Quantity ($)	Name of Issuer	Market Value ($)(1)

Utility (1.6%)
610,000	Chaska Electric Rev. Series 2000A, 5.50%, 10/1/06	624,103
255,000	Glencoe Light & Power Commission Elec. Rev. Series 2004, 2.00%, 12/1/05	254,508
500,000	MN Muni Pwr. Agy. Elec. Rev. Series 2005, 5.00%, 10/1/30	516,700
300,000	Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24	304,152
2,300,000	Puerto Rico Aqueduct & Swr. Auth. Rev. Refunding Series 1995, 5.00%, 7/1/19	2,361,157

		4,060,620

Transportation (0.1%)
260,000	Puerto Rico Hwy. & Transportation Auth. Rev. Series 1993-X, 5.00%, 7/1/22	260,764

Other Revenue Bonds (8.0%)
	Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties - Medical Clinic Proj.):
250,000	5.15%, 12/1/08	253,473
1,750,000	5.60%, 12/1/15	1,764,123
	Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.):
200,000	Series 2000, 6.25%, 11/1/05	200,314
900,000	Series 2000, 7.25%, 11/1/16	953,460
	Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
125,000	Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11	126,780
170,000	Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07 (4)	175,795
500,000	Series 1999-1A (Discount Steel), 5.25%, 6/1/19 (4)	512,350
160,000	Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20	172,554
1,000,000	Series 2001-G3 (LOC-U.S. Bank), 5.35%, 12/1/21	1,053,870
175,000	Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31	184,051
765,000	Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%, 7/1/08	754,091
600,000	Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.), 4.50%, 2/1/13	600,336
1,000,000	MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20	1,067,870
200,000	Renville Gross Rev. Golf Course Bond Series 1997, 6.50%, 2/1/19	200,910
	St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
100,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12	103,993
800,000	Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19	826,560
1,140,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28	1,181,291
1,059,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28	1,130,885
3,000,000	Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29	3,024,420
2,000,000	Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29	1,999,840
1,263,000	Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28	1,269,820
1,335,000	Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28	1,353,009
475,000	Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B, 4.65%, 6/1/20	472,573
	Victoria Recreational Facility Gross Rev. Series 2002:
70,000	4.75%, 2/1/12	71,717
75,000	4.75%, 8/1/12	76,840
85,000	5.10%, 8/1/15	87,591
445,000	Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Note Series 1999-A, 5.625%, 10/1/10	465,884

		20,084,400

Total municipal bonds (cost: $231,380,794)		233,589,773

See accompanying notes to portfolios of investments on page 62.

Sit Minnesota Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Short-term Securities (6.1%) (2)
920,000	Hennepin Co. G.O. Series 2005-A, variable rate, 12/1/25	920,000
800,000	Minneapolis Convention Ctr. G.O. Series 1999, variable rate, 12/1/18	800,000
3,200,000	Minneapolis Multifamily Rev. Series 2002 (St. Hedwigs Assisted Proj.), variable rate, 12/1/27	3,200,000
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. ARS Children's Hlth. Care Fac. (FSA insured):
950,000	Series 2004-A, variable rate, 8/15/34	950,000
2,450,000	Series 2004-B, variable rate, 8/15/25	2,450,000
1,900,000	MN Higher Educ. Fac. Auth. Rev. Series 2002-N2 (St. Catherine Proj.), variable rate, 10/1/32	1,900,000
800,000	MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 10/1/33	800,000
	Robbinsdale Hlth. Care Facs. Rev. Series 2003 (North Memorial Health Proj.) (Ambac insured):
800,000	Tranche I, variable rate, 5/15/33	800,000
1,000,000	Tranche II, variable rate, 5/15/33	1,000,000
1,250,000	St. Paul Hsg. & Redev. Auth. Rev. Series 2001 (Cretin -Derham Hall Proj.), variable rate, 2/1/26	1,250,000
1,242,450	Wells Fargo Minnesota Municipal Cash Fund, 1.80%	1,242,450

Total Short-Term Securities (cost: $15,312,450)		15,312,450

Total investments in securities (cost: $246,693,244) (7)		$248,902,223

See accompanying notes to portfolios of investments on page 62.

This page has been left blank intentionally.

Sit Florida Tax-Free Income Fund Six Months Ended September 30, 2005 Senior Portfolio Managers Michael C. Brilley w Debra A. Sit, CFA w Paul J. Jungquist, CFA

        The Sit Florida Tax-Free Income Fund provided a +2.00% return for the six months ended September 30, 2005, compared with a return of +1.81% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 4.18% and its 12-month distribution rate was 3.06%, compared with 4.23% and 2.93%, respectively, six months ago.

        Despite four federal funds rate increases totaling 100 basis points, municipal yields were fairly stable during the period. Short term tax-exempt yields rose approximately 0.30%, longer term yields fell approximately 0.20% and intermediate yields were little changed. The Fund benefited from its investments in callable, high coupon securities that provided above average income. The Fund also benefited from its holdings in several distinct sectors, including the hospital, multifamily, and other revenue sectors, which includes tax increment bonds. These sectors saw price stability or gains as investors continued to seek yield. Sectors which underperformed included prerefunded bonds and utility bonds, as shorter duration holdings were negatively impacted by the rise in yields.

        The Fund’s structure shifted as assets grew by 30% over the period. Purchases were made primarily in multifamily bonds which increased 5.2% to 18.0%, and in other revenue bonds which increased 4.1% to 13.1%. Utility holdings also increased from 2.6% to 4.3%. The Fund’s hospital sector weighting was unchanged while insured bonds were decreased from 56.7% to 48.4%. Finally, escrowed to maturity and prerefunded bonds increased from 2.4% to 7.1% as several issues were advance refunded during the period. Securities rated less than A increased from 19.2% to 28.8%, reflecting the purchase of shorter duration BBB rated securities at attractive yields. The average credit quality of the Fund, however, remains AA-.

        We expect interest rates to move higher in 2006 as economic growth remains solid with rebuilding from Hurricane Katrina and inflation concerns increase as higher energy prices work their way into the system. The Fund’s implied duration increased to 3.2 years, compared to 2.6 years six months ago, as the rise in shorter term yields made it more attractive to lengthen slightly. The Fund remains defensively positioned relative to its benchmark to reduce the risk of price depreciation as interest rates rise. In addition, this short duration will allow the Fund to take advantage of attractive reinvestment opportunities at higher yield levels in the coming year.

INVESTMENT OBJECTIVE AND STRATEGY

        The objective of the Florida Tax-Free Income Fund is to provide a high level of current income that is exempt from federal regular income tax by investing in securities that are exempt from the Florida intangibles tax.

        The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and that are exempt from the Florida intangible personal property tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 10% of its assets in securities that generate interest income subject to federal alternative minimum tax.

PORTFOLIO SUMMARY

Net Asset Value 9/30/05:	$9.98 Per Share
3/31/05:	$9.94 Per Share
Total Net Assets:	$4.2 Million
30-day SEC Yield:	4.18
Tax Equivalent Yield:	6.43(1)
12-Month Distribution Rate:	3.06
Average Maturity:	13.5 Years
Duration to Estimated Avg. Life:	2.3 Years(2)
Implied Duration:	3.2 Years(2)

(1) For individuals in the 35.0% federal tax bracket.
(2) See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit FL Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper FL Muni-Bond Fund Index

3 Month**	0.53%	-0.10%	0.02%
6 Month**	2.00	1.81	n/a
1 Year	3.21	1.45	4.05
3 Years	n/a	n/a	n/a
5 Years	n/a	n/a	n/a
Inception***	2.83	1.92	3.81
(12/31/03)

CUMULATIVE TOTAL RETURNS*

	Sit FL Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper FL Muni-Bond Fund Index

1 Year	3.21%	1.45%	4.05%
3 Years	n/a	n/a	n/a
5 Years	n/a	n/a	n/a
Inception	5.00	3.38	6.76
(12/31/03)

*As of 9/30/05.	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Municipal Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/31/03) and held until 9/30/05 would have grown to $10,500 in the Fund or $10,338 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Sit Florida Tax-Free Income Fund September 30, 2005 Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)

Municipal Bonds (100.9%) (2)
Escrowed to Maturity / Prerefunded (7.1%)
90,000	Brevard Co. School Board C.O.P. Series 1996-B (Ambac insured), 5.50%, 7/1/21	93,514
25,000	Orange Co. School Board C.O.P. Series 1997-A, 5.375%, 8/1/22	26,156
20,000	Tampa - Hillsborough Expressway Auth. Rev. Series 1997, 5.00%, 7/1/27	20,863
75,000	Tampa Rev. Series 1993 (Allegany Hlth. Sys. - St. Joseph's Hosp. Proj.) (MBIA insured), 5.125%, 12/1/23	75,377
30,000	Jacksonville Elec. Auth Rev. Water & Sewer Series 2000-A, 4.50%, 10/1/09	30,001
50,000	Univ. of South FL Hsg. Fac. Rev. Series 1997-A (MBIA insured), 5.35%, 7/1/15	51,407

		297,318

Hospital/Health Care (10.0%)
	Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.):
50,000	5.125%, 10/1/14	51,583
65,000	5.125%, 10/1/19	66,509
	Highlands Co. Hlth. Facs. Auth. Rev. Series 2003-D (Adventist Hlth. Sys. Proj.):
15,000	6.00%, 11/15/25	16,367
25,000	5.875%, 11/15/29	27,157
25,000	Hillsborough Co. Industrial Dev. Auth. Hosp. Rev. Refunding Series 2003-A (Tampa General Hosp. Proj.), 2.50%, 10/1/05	24,999
	Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
25,000	5.25%, 10/1/10	26,703
50,000	5.50%, 10/1/14	52,956
50,000	Miami Hlth. Fac. Auth. Rev. Series 2003-B (Catholic Hlth. East Proj.), 2.50%, 11/15/05	49,966
100,000	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.), 5.50%, 10/1/13	105,886

		422,126

Insured (48.4%)
70,000	Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater Proj.) (ACA insured), 5.40%, 5/1/13	72,489
210,000	Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993-A (Baptist Hosp. Miami Proj.) (MBIA insured), 5.25%, 5/15/21	210,298
135,000	Dade Co. Public Fac. Rev. Series 1993 (Jackson Mem. Hosp. Proj.)(MBIA insured), 5.25%, 6/1/23	135,255
100,000	Dade Co. Seaport Rev. Refunding Series 1995 (MBIA insured), 5.75%, 10/1/15	102,216
150,000	Dade Co. Special Oblig. Rev. Refunding Series 1996-B (Ambac insured), 5.00%, 10/1/35	153,297
20,000	Dade Co. Water & Sewer System Rev. Series 1995 (FGIC insured), 5.50%, 10/1/18	20,444
45,000	FL Correctional Privatization C.O.P. Series 1995-B (Ambac insured), 5.00%, 8/1/17	45,960
50,000	FL HFC Hsg. Rev. Series 2000-D-1 (Augustine Club Apts. Proj.)(Ambac insured), 5.75%, 10/1/30	52,524
75,000	FL Dept. Gen. Svcs. Div. Facs. Mgmt. Rev. Refunding Series 1995-B (Ambac insured), 5.70%, 9/1/20	75,810
75,000	Fort Myers Impt. Rev. Series 1992-C (Ambac insured), 5.70%, 12/1/05	75,179
100,000	Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998-A (Halifax Mgmt. Sys. Proj.) (ACA insured), 5.00%, 4/1/12	102,761
95,000	Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa Proj.) (Radian insured), 5.75%, 4/1/18	103,267
	Lakeland Hosp. Sys. Rev. Refunding (Lakeland Regl. Med. Ctr. Proj.) (MBIA insured):
55,000	Series 1996, 5.25%, 11/15/25	57,075
50,000	Series 1997, 5.00%, 11/15/22	51,117
	Miami - Dade Co. Special Oblig. Rev. Series 1997-B (MBIA insured):
265,000	5.44% effective yield, 10/1/33	58,682
100,000	4.79% effective yield, 10/1/35	86,088
55,000	Naples Hosp. Rev. Refunding Series 1993 (Cmnty. Hosp. Inc. Proj)(MBIA insured), 5.25%, 10/1/14	55,098
120,000	Orange Co. Hlth. Facs. Auth. Rev. Series 1995 (Adventist Hlth. Sys.)(Ambac insured), 5.25%, 11/15/20	122,926

Quantity ($)	Name of Issuer	Market Value ($)(1)

90,000	Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.)(FSA insured), 5.25%, 8/1/18	90,140
	Port Everglades Auth. Rev. Refunding & Impt. Series 1989-A:
45,000	(FSA insured), 5.00%, 9/1/16	45,199
150,000	(MBIA-IBC insured), 5.00%, 9/1/16	150,665
25,000	Venice Hlth. Care Rev. Series 1996 (Bon Secours Hlth. Sys. Proj.)(MBIA insured), 5.625%, 8/15/26	25,942
140,000	Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998-A (MBIA insured), 5.00%, 11/1/21	146,677

		2,039,109

Multifamily Mortgage (18.0%)
100,000	Broward Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996 (Tamarac Pointe Apts. Proj.)(GNMA collateralized), 6.15%, 7/1/16	103,053
45,000	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	43,854
45,000	Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.), 5.25%, 8/15/15	46,835
20,000	Dade Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996-A (New Horizons Proj.) (FHA insured), 5.88%, 7/15/24	20,846
35,000	Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8), 5.30%, 10/1/05	34,999
20,000	Ocala Cap. Impts. Rev. Series 1995 (Ambac insured), 5.375%, 10/1/22	20,432
120,000	Orange Co. Hlth. Facs. Auth. Rev. Refunding Series 2005 (Orlando Lutheran Proj.), 4.625%, 7/1/09	119,522
55,000	Palm Beach Co. Hsg. Fin. Auth. Rev. Refunding Series 1997-A (GNMA Mallard’s Cove Apts. Proj.), 5.95%, 10/20/31	55,575
120,000	Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.), 5.625%, 11/15/20	123,808
135,000	Plantation Hlth. Facs. Auth. Rev. Refunding Series 1998 (Covenant Village Proj.), 5.125%, 12/1/22	135,972
50,000	Polk Co. Hsg. Fin. Auth. Mtg. Rev. Series 1994-A (Lake Wales Gardens Proj.), 5.625%, 5/20/14	53,286

		758,182

Utility (4.3%)
	Gainesville Utils. Sys. Rev. Series 1996-A:
100,000	5.00%, 10/1/15	103,669
25,000	5.20%, 10/1/26	25,706
50,000	Jacksonville Elec. Auth. Rev. Refundng Series 1997 Issue 2-14 (St. John’s River Proj.), 4.90%, 10/1/08	50,898

		180,273

Other Revenue Bonds (13.1%)
15,000	Capital Region Cmnty. Dev. Dist. Rev. Series 2001-B, 5.95%, 5/1/06	15,116
30,000	Double Branch Cmnty. Dev. Dist. Rev. Series 2003-C, 5.125%, 5/1/08	30,188
100,000	Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003-B, 5.75%, 5/1/13	104,042
100,000	Forest Creek Cmnty. Dev. Dist. Impt. Rev. Series 2005-B, 4.85%, 5/1/11	99,899
30,000	Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001-B, 6.00%, 5/1/08	30,284
100,000	Panther Trace II Cmnty. Dev. Rev. Series 2005-B, 5.00%, 11/1/10	100,495
20,000	Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004-B, 5.125%, 5/1/11	20,110
15,000	Parklands West Cmnty. Dev. Dist. Rev. Series 2001-B, 6.00%, 5/1/06	15,114
35,000	Reunion East Cmnty. Dev. Dist. Series 2002-B, 5.90%, 11/1/07	35,319
100,000	Thousand Oaks Cmnty. Dev. Rev. Series 2005-A-1, 5.35%, 5/1/35	100,336

		550,903

Total municipal bonds (cost: $4,239,508)	4,247,911

Total investments in securities (cost: $4,239,508) (7)	$4,247,911

See accompanying notes to portfolios of investments on page 62.

Sit Mutual Funds September 30, 2005 Notes to Portfolios of Investments

(1)	Securities are valued by procedures described in note 1 to the financial statements.
(2)	Percentage figures indicate percentage of total net assets.
(3)	At September 30, 2005, 3.5% of net assets in the U.S. Government Securities Fund were invested in GNMA mobile home pass-through securities.
(4)

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2005, 9.3% of net assets in the Minnesota Tax-Free Income Fund was invested in such securities.

(5)

Rule 144A Securities, Section 4(2) Commercial Paper, and Municipal Lease Securities (“Restricted Securities”) held by the Funds which have been determined to be liquid by the Adviser in accordance to guidelines established by the Board of Directors.

(6)	This security represents an investment in an affiliated party. See notes to the accompanying financial statements.
(7)	At September 30, 2005 the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:
	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund

Cost for federal income tax purposes	$58,784,510	$265,682,814	$361,368,782

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	—	$1,922,727	$4,979,939
Gross unrealized depreciation	—	(3,337,534)	(10,383,599)

Net unrealized appreciation (depreciation)	—	($ 1,414,806)	($ 5,403,659)

	Minnesota Tax-Free Income Fund	Florida Tax-Free Income Fund

Cost for federal income tax purposes	$246,693,244	$4,239,508

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	$4,086,934	$20,430
Gross unrealized depreciation	(1,877,955)	(12,027)

Net unrealized appreciation (depreciation)	$2,208,979	$8,403

(8)

These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at Septeber 30, 2005, is $8,479,083 and $407,593 in the Tax-Free Income and Minnesota Tax-Free Income Funds respectively, which represents 2.4% and 0.2% of the Fund’s net assets, respectively.

(9)	Presently non-income producing securities. Items identified are in default as to payment of interest.

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Sit Mutual Funds September 30, 2005 Statements of Assets and Liabilities (Unaudited)

ASSETS	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund

Investments in securities, at identified cost	$58,784,510	$265,682,814	$361,368,782

Investments in securities, at market value - see accompanying schedules for detail	$58,784,510	$264,268,008	$355,965,122
Investments in affiliated mutual funds	—	—	—
Cash in bank on demand deposit	860	—	—
Accrued interest and dividends receivable	—	1,459,735	4,899,788
Receivable for investment securities sold	—	—	—
Receivable for principal paydowns	—	236,544	—
Other receivables	—	—	15,000
Receivable for Fund shares sold	—	43,119	60,242

Total assets	58,785,370	266,007,406	360,940,152

LIABILITIES
Disbursements in excess of cash balances	—	334	13,251
Payable for investment securities purchased	—	2,036,292	5,120,019
Payable for Fund shares redeemed	—	75,107	3,874,946
Cash portion of dividends payable to shareholders	144,122	814,056	1,094,531
Other payables	—	2,056	12,737
Accrued investment management and advisory services fee	22,693	173,138	224,454

Total liabilities	166,815	3,100,983	10,339,938

Net assets applicable to outstanding capital stock	$58,618,555	$262,906,423	$350,600,214

Net assets consist of:
Capital (par value and paid-in surplus)	$58,618,555	$266,639,496	$385,689,569
Undistributed (distributions in excess of) net investment income	—	—	—
Accumulated net realized gain (loss) from security transactions	—	(2,318,267)	(29,685,695)
Unrealized appreciation (depreciation) on investments	—	(1,414,806)	(5,403,660)

	$58,618,555	$262,906,423	$350,600,214

Outstanding shares	58,622,026	24,778,966	35,810,518

Net asset value per share of outstanding capital stock	$1.00	$10.61	$9.79

ASSETS	Minnesota Tax-Free Income Fund	Florida Tax-Free Income Fund

Investments in securities, at identified cost	$246,693,244	$4,239,508

Investments in securities, at market value - see accompanying schedules for detail	$248,902,223	$4,247,911
Investments in affiliated mutual funds	—	—
Cash in bank on demand deposit	1,543	169
Accrued interest and dividends receivable	3,549,905	75,854
Receivable for investment securities sold	—	—
Receivable for principal paydowns	—	—
Other receivables	1,437	—
Receivable for Fund shares sold	10,000	—

Total assets	252,465,108	4,323,934

LIABILITIES
Disbursements in excess of cash balances	—	—
Payable for investment securities purchased	576,711	99,942
Payable for Fund shares redeemed	—	—
Cash portion of dividends payable to shareholders	766,363	11,703
Other payables	—	—
Accrued investment management and advisory services fee	163,802	2,778

Total liabilities	1,506,876	114,423

Net assets applicable to outstanding capital stock	$250,958,232	$4,209,511

Net assets consist of:
Capital (par value and paid-in surplus)	$257,655,756	$4,218,234
Undistributed (distributions in excess of) net investment income	—	—
Accumulated net realized gain (loss) from security transactions	(8,906,504)	(17,126)
Unrealized appreciation (depreciation) on investments	2,208,980	8,403

	$250,958,232	$4,209,511

Outstanding shares	24,690,147	421,757

Net asset value per share of outstanding capital stock	$10.16	$9.98

See accompanying notes to financial statements on pages 70 - 73.

Sit Mutual Funds Six Months Ended September 30, 2005 Statements of Operations (Unaudited)

	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund	Minnesota Tax-Free Income Fund	Florida Tax-Free Income Fund

Investment income:
Income:
Interest	$826,603	$6,010,032	$8,045,541	$5,892,704	$78,085

Total income	826,603	6,010,032	8,045,541	5,892,704	78,085

Expenses (note 3):
Investment management and
advisory services fee	201,309	1,105,606	1,413,884	960,321	15,720
Less fees and expenses absorbed
by investment adviser	(74,215)	(50,137)	(51,393)	—	—

Total net expenses	127,094	1,055,469	1,362,491	960,321	15,720

Net investment income	699,509	4,954,563	6,683,050	4,932,383	62,365

Realized and unrealized gain (loss) on
investments:
Net realized gain (loss)	—	1,676,393	(27,606)	(911,376)	(468)

Net change in unrealized appreciation
(or depreciation) on investments	—	(1,832,120)	786,632	2,529,927	12,454

Net gain (loss) on investments	—	(155,727)	759,026	1,618,551	11,986

Net increase (decrease) in net assets resulting
from operations	$699,509	$4,798,836	$7,442,076	$6,550,934	$74,351

See accompanying notes to financial statements on pages 70 - 73.

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Sit Mutual Funds Statements of Changes in Net Assets

	Money Market Fund		U.S. Government Securities Fund

	Six months ended September 30, 2005 (Unaudited)	Year ended March 31, 2005	Six months ended September 30, 2005 (Unaudited)	Year ended March 31, 2005

Operations:
Net investment income	$699,509	$539,566	$4,954,563	$9,338,209
Net realized gain (loss) on investments	—	—	1,676,393	445,411
Net change in unrealized appreciation
(depreciation) of investments	—	—	(1,832,120)	(5,039,411)

Net increase (decrease) in net assets resulting
from operations	699,509	539,566	4,798,836	4,744,209

Distributions to shareholders from:
Net investment income	(699,509)	(539,566)	(4,954,563)	(9,338,209)
Net realized gains on investments	—	—	—	—

Total distributions	(699,509)	(539,566)	(4,954,563)	(9,338,209)

Capital share transactions:
Proceeds from shares sold	143,642,503	200,038,917	33,781,188	79,941,811
Reinvested distributions	401,739	370,743	4,733,412	8,604,289
Payments for shares redeemed	(123,566,341)	(206,878,981)	(33,862,124)	(112,984,057)

Increase (decrease) in net assets from
capital share transactions	20,477,901	(6,469,321)	4,652,476	(24,437,957)

Total increase (decrease) in net assets	20,477,901	(6,469,321)	4,496,749	(29,031,957)
Net assets
Beginning of period	38,140,654	44,609,975	258,409,674	287,441,631

End of period	$58,618,555	$38,140,654	$262,906,423	$258,409,674

Capital transactions in shares:
Sold	143,642,889	200,038,917	3,164,520	7,477,550
Reinvested distributions	401,739	370,743	442,993	803,437
Redeemed	(123,566,341)	(206,878,981)	(3,171,685)	(10,566,532)

Net increase (decrease)	20,478,287	(6,469,321)	435,828	(2,285,545)

	Tax-Free Income Fund		Minnesota Tax-Free Income Fund		Florida Tax-Free Income Fund

	Six months ended September 30, 2005 (Unaudited)	Year ended March 31, 2005	Six months ended September 30, 2005 (Unaudited)	Year ended March 31, 2005	Six months ended September 30, 2005 (Unaudited)	Year ended March 31, 2005

Operations:
Net investment income	$6,683,050	$13,084,617	$4,932,383	$9,583,129	$62,365	86,155
Net realized gain (loss) on investments	(27,606)	167,720	(911,376)	(866,459)	(468)	(16,907)
Net change in unrealized appreciation
(depreciation) of investments	786,632	(4,863,575)	2,529,927	(2,863,486)	12,454	(12,025)

Net increase (decrease) in net assets resulting
from operations	7,442,076	8,388,762	6,550,934	5,853,184	74,351	57,223

Distributions to shareholders from:
Net investment income	(6,683,050)	(13,084,617)	(4,932,383)	(9,583,129)	(62,365)	(86,155)
Net realized gains on investments	—	—	—	—	—	—

Total distributions	(6,683,050)	(13,084,617)	(4,932,383)	(9,583,129)	(62,365)	(86,155)

Capital share transactions:
Proceeds from shares sold	42,103,129	87,033,580	40,975,885	76,385,175	984,718	908,356
Reinvested distributions	5,845,168	11,151,316	4,229,862	7,518,703	58,078	83,963
Payments for shares redeemed	(51,974,999)	(91,902,209)	(28,900,466)	(64,912,684)	(18,029)	(438,402)

Increase (decrease) in net assets from
capital share transactions	(4,026,702)	6,282,687	16,305,281	18,991,194	1,024,767	553,917

Total increase (decrease) in net assets	(3,267,676)	1,586,832	17,923,832	15,261,249	1,036,753	524,985
Net assets
Beginning of period	353,867,890	352,281,058	233,034,400	217,773,151	3,172,758	2,647,773

End of period	$350,600,214	$353,867,890	$250,958,232	$233,034,400	$4,209,511	$3,172,758

Capital transactions in shares:
Sold	4,295,216	8,870,281	4,028,932	7,547,028	98,517	91,158
Reinvested distributions	596,028	1,136,292	415,985	743,012	5,815	8,422
Redeemed	(5,302,594)	(9,369,595)	(2,843,182)	(6,424,729)	(1,804)	(43,911)

Net increase (decrease)	(411,350)	636,978	1,601,735	1,865,311	102,528	$55,669

See accompanying notes to financial statements on pages 70 - 73.

Sit Mutual Funds Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

The Sit Mutual Funds (the Funds) are 100% no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota and Florida Tax-Free Income Funds which are non-diversified), open-end management investment companies, or series thereof. The Sit Minnesota Tax-Free Income Fund, and the Sit Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. The Sit Florida Tax-Free Income Fund is a series fund of Sit Mutual Funds Trust. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds. The investment objective for each Fund is as follows:

Fund	Investment Objectives
Money Market	Maximum current income with the preservation of capital and maintenance of liquidity.
U.S. Government Securities	High level of current income and safety of principal.
Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income	High level of current income that is exempt from federal reglar income tax and Minnesota regular personal income tax, consistent with the preservation of capital.
Florida Tax-Free Income	High level of current income that is exempt from federal regular income tax by investing in securities that are exempt from the Florida intangibles tax.

Significant accounting policies followed by the Funds are summarized below:

Investments in Securities
Securities maturing more than 60 days from the valuation date, with the exception of those in Money Market Fund, are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, all securities in the Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Interest Income and are generated from the underlying investments.

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery, and the Funds maintain segregated assets with a market value greater than the amount of their purchase commitments.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

The Florida Tax-Free Income Fund concentrates its investments in Florida, and therefore may have more credit risk related to the economic conditions in the state of Florida than a portfolio with broader geographical diversification.

Federal Taxes
The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

As of March 31, 2005, for federal income tax purposes, some Funds have capital loss carryovers which, if not offset by subsequent gains will begin to expire as follows:

	Loss Carryover	Expiration Year
U.S. Government Securities	$3,964,767	2007
Tax-Free Income	$29,658,089	2008
MN Tax-Free Income	$7,995,128	2008
FL Tax-Free Income	$16,907	2013

Sit Mutual Funds Notes to Financial Statements (continued)

Distributions
Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2)	Investment Security Transactions

Purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended September 30, 2005, were as follows:

	Purchases ($)	Proceeds ($)
U.S. Government Securities Fund	66,248,517	58,195,669
Tax-Free Income Fund	56,109,592	52,872,860
Minnesota Tax-Free Income Fund	68,235,425	49,993,448
Florida Tax-Free Income Fund	1,414,846	222,250

For the Money Market Fund during the period ended September 30, 2005 purchases of and proceeds from sales and maturities of investment securities aggregated $595,625,904 and $575,905,606, respectively.

(3)	Expenses

Investment Adviser
The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Average Daily Net Assets

Tax-Free Income Fund	.80%
Minnesota Tax-Free Income Fund	.80%
Florida Tax-Free Income Fund	.80%

	First $50 Million	Over $50 Million

Money Market Fund	.80%	.60%
U.S. Government Securities Fund	1.00%	.80%

For the period October 1, 1993, through December 31, 2006, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the Tax-Free Income Fund to an annual rate of .70% of the Fund’s average daily net assets in excess of $250 million and .60% of the Fund’s average daily net assets in excess of $500 million. After December 31, 2006, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

For the period October 1, 1993, through December 31, 2006, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the U.S. Government Securities Fund and Money Market Fund to an annual rate of .80% and .50%, respectively of the Fund’s average daily net assets. After December 31, 2006, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Transactions with affiliates The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2005:

	Shares	% Shares Outstanding

Money Market Fund	39,477,941	67.3(*)
U.S. Government Securities Fund	1,044,441	4.2
Tax-Free Income Fund	2,048,628	5.7
Minnesota Tax-Free Income Fund	1,570,122	6.4
Florida Tax-Free Income Fund	264,389	62.7

(*) 45.8% shares owned by other Sit Mutual Funds.

(4)	Financial Highlights

Per share data for a share of capital stock outstanding during the period and selected supplemental and ratio information for each period(s), are indicated on pages 75 through 79.

This page has been left blank intentionally.

Sit Money Market Fund Financial Highlights

	Six months ended September 30, 2005 (Unaudited)		Years Ended March 31,

			2005		2004		2003		2002

Net Asset Value:
Beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Operations:
Net investment income	0.01		0.01		0.01		0.01		0.03

Total from operations	0.01		0.01		0.01		0.01		0.03

Distributions to Shareholders:
From net investment income	(0.01)		(0.01)		(0.01)		(0.01)		(0.03)

Net Asset Value:
End of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total investment return (1)	1.37%		1.24%		0.60%		1.13%		2.63%

Net assets at end of period (000's omitted)	$58,619		$38,141		$44,610		$73,843		$93,785

Ratios:
Expenses to average daily net assets	0.50	% (2)	0.50	% (2)	0.50	% (2)	0.50	% (2)	0.50	% (2)
Net investment income to average daily net assets	2.75	% (2)	1.22	% (2)	0.60	% (2)	1.14	% (2)	2.65	% (2)
_________________

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Percentages for the period ended September 30, 2005 are adjusted to an annual rate.
Total Fund expenses are contractually limited to .80% of average daily net assets for the first $50 million in Fund net assets and .60% of average daily net assets for Fund net assets exceeding $50 million. However, during the period ended September 30, 2005 and the years ended March 31, 2005, 2004, 2003, and 2002, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .79%, .80%, .76%, .74%, and .70% for each of these periods and the ratio of net investment income to average daily net assets would have been 2.46%, .92%, .34%, .90%, and 2.45%, respectively.

Sit U.S. Government Securities Fund Financial Highlights

	Six months ended September 30, 2005 (Unaudited)		Years Ended March 31,

			2005		2004		2003		2002

Net Asset Value:
Beginning of period	$10.62		$10.79		$10.83		$10.69		$10.59

Operations:
Net investment income	.20		.38		.27		.45		.58
Net realized and unrealized gains
(losses) on investments	(.01)		(.17)		(.04)		.14		.10

Total from operations	.19		.21		.23		.59		.68

Distributions to Shareholders:
From net investment income	(.20)		(.38)		(.27)		(.45)		(.58)
From realized gains	—		—		—		—		—

Total Distributions	(.20)		(.38)		(.27)		(.45)		(.58)

Net Asset Value:
End of period	$10.61		$10.62		$10.79		$10.83		$10.69

Total investment return (1)	1.80%		1.93%		2.19%		5.60%		6.53%

Net assets at end of period (000's omitted)	$262,906		$258,410		$287,442		$408,840		$211,947

Ratios:
Expenses to average daily net assets	0.80	% (2)	0.80	% (2)	0.80	% (2)	0.80	% (2)	0.80	% (2)
Net investment income to average daily net assets	3.75	% (2)	3.51	% (2)	2.48	% (2)	3.98	% (2)	5.40	% (2)
Portfolio turnover rate (excluding short-term securities)	19.02%		36.64%		61.99%		77.06%		54.69%
_________________

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Percentages for the period ended September 30, 2005 are adjusted to an annual rate.
Total Fund expenses are contractually limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets for Fund net assets exceeding $50 million. However, during the period ended September 30, 2005 and the years ended March 31, 2005, 2004, 2003, and 2002, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .84%, .84%, .83%, .83%, and .85% for each of these periods and the ratio of net investment income to average daily net assets would have been 3.71%, 3.47%, 2.45%, 3.95%, and 5.35%, respectively.

Sit Tax-Free Income Fund Financial Highlights

	Six months ended September 30, 2005 (Unaudited)		Years Ended March 31,

			2005		2004		2003		2002

Net Asset Value:
Beginning of period	$9.77		$9.90		$9.94		$9.82		$9.90

Operations:
Net investment income	.19		.38		.42		.45		.48
Net realized and unrealized gains
(losses) on investments	.02		(.13)		(.04)		.12		(.08)

Total from operations	.21		.25		.38		.57		.40

Distributions to Shareholders:
From net investment income	(.19)		(.38)		(.42)		(.45)		(.48)
From realized gains	—		—		—		—		—

Total distributions	(.19)		(.38)		(.42)		(.45)		(.48)

Net Asset Value:
End of period	$9.79		$9.77		$9.90		$9.94		$9.82

Total investment return (1)	2.12%		2.54%		3.89%		5.90%		4.05%

Net assets at end of period (000's omitted)	$350,600		$353,868		$352,281		$414,419		$440,431

Ratios:
Expenses to average daily net assets	0.77	% (2)	0.77	% (2)	0.76	% (2)	0.76	% (2)	0.75	% (2)
Net investment income to average daily net assets	3.78	% (2)	3.84	% (2)	4.23	% (2)	4.53	% (2)	4.79	% (2)
Portfolio turnover rate (excluding short-term securities)	12.90%		41.29%		32.33%		37.98%		40.02%
_________________

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Percentages for the period ended September 30, 2005 are adjusted to an annual rate.
Total Fund expenses are contractually limited to .80% of average daily net assets. However, during the period ended September 30, 2005 and years ended March 31, 2005, 2004, 2003, and 2002, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80% for these periods, and the ratio of net investment income to average daily net assets would have been 3.75%, 3.81%, 4.19%, 4.49%, and 4.74%, respectively.

Sit Minnesota Tax-Free Income Fund Financial Highlights

	Six months ended September 30, 2005 (Unaudited)		Years Ended March 31,

			2005	2004	2003	2002

Net Asset Value:
Beginning of period	$10.09		$10.26	$10.22	$9.99	$10.01

Operations:
Net investment income	.21		.44	.46	.47	.49
Net realized and unrealized gains
(losses) on investments	.07		(.17)	.04	.23	(.02)

Total from operations	.28		.27	.50	.70	.47

Distributions to Shareholders:
From net investment income	(.21)		(.44)	(.46)	(.47)	(.49)

Net Asset Value:
End of period	$10.16		$10.09	$10.26	$10.22	$9.99

Total investment return (1)	2.78%		2.69%	4.99%	7.14%	4.74%

Net assets at end of period (000's omitted)	$250,958		$233,034	$217,773	$219,368	$195,275

Ratios:
Expenses to average daily net assets	0.80	% (2)	0.80%	0.80%	0.80%	0.80%
Net investment income to average daily net assets	4.11	% (2)	4.33%	4.47%	4.62%	4.87%
Portfolio turnover rate (excluding short-term securities)	31.67%		29.33%	27.31%	19.51%	23.81%
_________________

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)	Adjusted to an annual rate.

Sit Florida Tax-Free Income Fund Financial Highlights

	Six months ended September 30, 2005 (Unaudited)		Year Ended March 31, 2005	Three months Ended March 31, 2004

Net Asset Value:
Beginning of period	$9.94		$10.05	$10.00

Operations:
Net investment income	.16		.29	.06
Net realized and unrealized gains
(losses) on investments	.04		(.11)	.05

Total from operations	.20		.18	.11

Distributions to Shareholders:
From net investment income	(.16)		(.29)	(.06)

Net Asset Value:
End of period	$9.98		$9.94	$10.05

Total investment return (1)	2.00%		1.84%	1.08%

Net assets at end of period (000's omitted)	$4,210		$3,173	$2,648

Ratios:
Expenses to average daily net assets	0.80	% (2)	0.80%	0.80	% (2)
Net investment income to average daily net assets	3.17	% (2)	2.93%	2.49	% (2)
Portfolio turnover rate (excluding short-term securities)	9.47%		29.52%	3.45%
_________________

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)	Adjusted to an annual rate.

Sit Mutual Funds Expense Example (Unaudited)

        As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

        The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 to September 30, 2005.

Actual Expenses
        The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
        The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

        Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

Money Market Fund	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 – 9/30/05)

Actual	$1,000.00	$1,013.70	$ 2.51

Hypothetical	$1,000.00	$1,022.50	$ 2.52
(5% return before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Goverment Securities Fund	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 – 9/30/05)

Actual	$1,000.00	$1,018.00	$ 4.02

Hypothetical	$1,000.00	$1,021.00	$ 4.03
(5% return before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Tax-Free Income Fund	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 – 9/30/05)

Actual	$1,000.00	$1,021.20	$ 3.88

Hypothetical	$1,000.00	$1,021.15	$ 3.88
(5% return before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Minnesota Tax-Free Income Fund	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 – 9/30/05)

Actual	$1,000.00	$1,027.80	$ 4.04

Hypothetical	$1,000.00	$1,021.00	$ 4.03
(5% return before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Sit Mutual Funds Expense Example (Continued)

Florida Tax-Free Income Fund	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 – 9/30/05)

Actual	$1,000.00	$1,020.00	$ 4.03

Hypothetical	$1,000.00	$1,021.00	$ 4.03
(5% return before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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Sit Mutual Funds Additional Information

PROXY VOTING

        Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting polices and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

        Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available 1) without charge upon request by calling the Funds at 1-800-332-5580; and 2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

        The Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Funds’ Forms N-Q is also available without charge upon request by calling the Funds at 1-800-332-5580.

A Look at Sit Mutual Funds

        Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the United States. Sit Investment Associates currently manages approximately $6.6 Billion for some of America’s largest corporations, foundations and endowments.

        Sit Mutual Funds are comprised of thirteen no-load Funds. No-load means that Sit Mutual Funds have no sales charges on purchases, no deferred sales charges, no 12b-1 fees and no exchange fees. Every dollar you invest goes to work for you. Effective November 1, 2003, the Stock Funds, excluding the Balanced Fund, charge a 2% redemption fee on shares held less than 30 days.

Sit Mutual Funds offer:

  Free telephone exchange
  Dollar-cost averaging through an automatic investment plan
  Electronic transfer for purchases and redemptions
  Free checkwriting privileges on bond funds
  Retirement accounts including IRAs and 401(k) plans

S E M I - A N N U A L R E P O R T B O N D F U N D S Six months ended September 30, 2005
INVESTMENT ADVISER
Sit Investment Associates, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN
PFPC Trust Company
P.O. Box 9763
Providence, RI 02940

TRANSFER AGENT AND
DISBURSING AGENT
PFPC, Inc.
P.O. Box 9763
Providence, RI 02940

To contact Sit Mutual Funds:

By Telephone:
800-332-5580 or 612-334-5888

By E-Mail:
info@sitinvest.com

On the Internet:

Visit our website at www.sitfunds.com
Visit the SEC website at www.sec.gov	DISTRIBUTOR
SIA Securities Corp.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

AUDITORS
KPMG LLP
90 South Seventh Street
Suite 4200
Minneapolis, MN 55402

LEGAL COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, MN 55402

By Regular Mail:
Sit Mutual Funds
P.O. Box 9763
Providence, RI 02940

By Express Mail:
Sit Mutual Funds
101 Sabin Street
Pawtucket, RI 02860

Item 2:   Code of Ethics.
Not applicable to Semi-Annual Report.

Item 3:   Audit Committee Financial Expert.
Not applicable to Semi-Annual Report.

Item 4:   Principal Accountant Fees and Services.
Not applicable to Semi-Annual Report.

Item 5:   Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:   Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8:   Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9:   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10:   Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:   Controls and Procedures.
(a)   Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:   Exhibits.
(a)    The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)   Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date   November 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date   November 30, 2005

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date   November 30, 2005

Item 2:   Code of Ethics.
Not applicable to Semi-Annual Report.

Item 3:   Audit Committee Financial Expert.
Not applicable to Semi-Annual Report.

Item 4:   Principal Accountant Fees and Services.
Not applicable to Semi-Annual Report.

Item 5:   Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:   Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8:   Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9:   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10:   Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:   Controls and Procedures.
(a)   Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:   Exhibits.
(a)   The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)   Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MONEY MARKET FUND, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date   November 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date   November 30, 2005

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date   November 30, 2005

Item 2:   Code of Ethics.
Not applicable to Semi-Annual Report.

Item 3:   Audit Committee Financial Expert.
Not applicable to Semi-Annual Report.

Item 4:   Principal Accountant Fees and Services.
Not applicable to Semi-Annual Report.

Item 5:   Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:   Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8:   Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9:   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10:   Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:   Controls and Procedures.
(a)   Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:   Exhibits:
(a)   The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)   Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date   November 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date   November 30, 2005

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date   November 30, 2005

Item 2:   Code of Ethics.
Not applicable to Semi-Annual Report.

Item 3:   Audit Committee Financial Expert.
Not applicable to Semi-Annual Report.

Item 4:   Principal Accountant Fees and Services.
Not applicable to Semi-Annual Report.

Item 5:   Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:   Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8:   Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9:   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10:   Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:   Controls and Procedures.
(a)   Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:   Exhibits:
(a)   The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)   Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS TRUST

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date   November 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date   November 30, 2005

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date   November 30, 2005